UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

WESTERN ASSET

CORE BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Bond Fund for the six-month reporting period ended June 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

II	Western Asset Core Bond Fund

Performance review

For the six months ended June 30, 2019, Class I shares of Western Asset Core Bond Fund returned 7.27%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Index1, returned 6.11% for the same period. The Lipper Core Bond Funds Category Average2 returned 6.29% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Bond Fund:
Class A	7.07%
Class C	6.71%
Class C1	6.95%
Class FI	7.16%
Class R	6.90%
Class I	7.27%
Class IS	7.36%
Bloomberg Barclays U.S. Aggregate Index	6.11%
Lipper Core Bond Funds Category Average	6.29%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2019 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 2.46%, 1.87%, 2.15%, 2.58%, 2.24%, 2.92% and 2.95%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 2.85%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated April 29, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.84%, 1.53%, 1.19%, 0.81%, 1.13%, 0.53% and 0.42%, respectively.

[1]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 522 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Core Bond Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.42% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a. potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Western Asset Core Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2019 and December 31, 2018 and does not include derivatives such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Western Asset Core Bond Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	7.07%	$1,000.00	$1,070.70	0.82%	$4.21	Class A	5.00%	$1,000.00	$1,020.73	0.82%	$4.11
Class C	6.71	1,000.00	1,067.10	1.52	7.79	Class C	5.00	1,000.00	1,017.26	1.52	7.60
Class C1	6.95	1,000.00	1,069.50	1.21	6.21	Class C1	5.00	1,000.00	1,018.79	1.21	6.06
Class FI	7.16	1,000.00	1,071.60	0.81	4.16	Class FI	5.00	1,000.00	1,020.78	0.81	4.06
Class R	6.90	1,000.00	1,069.00	1.14	5.85	Class R	5.00	1,000.00	1,019.14	1.14	5.71
Class I	7.27	1,000.00	1,072.70	0.45	2.31	Class I	5.00	1,000.00	1,022.56	0.45	2.26
Class IS	7.36	1,000.00	1,073.60	0.42	2.16	Class IS	5.00	1,000.00	1,022.71	0.42	2.11

2	Western Asset Core Bond Fund 2019 Semi-Annual Report

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Western Asset Core Bond Fund 2019 Semi-Annual Report	3

Spread duration (unaudited)

Economic exposure — June 30, 2019

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays U.S. Aggregate Index

EM	— Emerging Markets

HY	— High Yield

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WAC	— Western Asset Core Bond Fund

4	Western Asset Core Bond Fund 2019 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — June 30, 2019

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities

Benchmark	— Bloomberg Barclays U.S. Aggregate Index

EM	— Emerging Markets

IG Credit	— Investment Grade Credit

MBS	— Mortgage-Backed Securities

WAC	— Western Asset Core Bond Fund

Western Asset Core Bond Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Mortgage-Backed Securities — 35.3%
FHLMC — 8.6%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-1/1/49	$37,314,355	$39,598,302
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	7/1/47-5/1/49	206,572,488	214,030,028
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	3/1/49-4/1/49	59,115,913	59,676,756
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	3/1/49	120,017,350	122,923,815
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	7/1/20-11/1/48	34,264,517	36,454,825
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-8/1/47	65,688,828	69,660,158
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	721,258	833,870
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/25-4/1/49	111,749,451	117,113,535
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	420,275	486,840
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/49	221,504,752	228,037,290
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	2,262,204	2,426,715
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	10/1/36-11/1/39	436,778	495,939
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-3/1/49	134,755,929	136,712,034
Total FHLMC				1,028,450,107
FNMA — 15.2%
Federal National Mortgage Association (FNMA)	4.000%	8/1/20-6/1/57	386,206,286	404,697,032
Federal National Mortgage Association (FNMA)	5.000%	8/1/20-11/1/48	87,184,607	92,582,925
Federal National Mortgage Association (FNMA)	6.000%	8/1/21-12/1/39	5,175,866	5,843,113
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	710,000	731,671
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	43,378	44,277
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	2,046,120	2,351,147

See Notes to Financial Statements.

6	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.500%	1/1/28-10/1/42	$2,672,908	$2,686,633
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	5,240,000	5,491,892
Federal National Mortgage Association (FNMA)	3.740%	11/1/28	6,910,000	7,514,144
Federal National Mortgage Association (FNMA)	3.070%	1/1/29	2,080,000	2,170,771
Federal National Mortgage Association (FNMA)	3.770%	1/1/29	4,740,000	5,206,918
Federal National Mortgage Association (FNMA)	3.800%	1/1/29	3,000,000	3,302,966
Federal National Mortgage Association (FNMA)	3.660%	2/1/29	900,000	979,406
Federal National Mortgage Association (FNMA)	3.300%	4/1/29	1,500,000	1,603,298
Federal National Mortgage Association (FNMA)	3.090%	5/1/29	4,200,000	4,407,664
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	2,957,120	3,112,378
Federal National Mortgage Association (FNMA)	3.190%	5/1/29	1,498,143	1,579,781
Federal National Mortgage Association (FNMA)	3.240%	5/1/29	5,940,000	6,284,396
Federal National Mortgage Association (FNMA)	3.260%	5/1/29	5,025,925	5,330,292
Federal National Mortgage Association (FNMA)	3.350%	5/1/29	1,090,000	1,159,897
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	2,000,000	2,090,292
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-9/1/57	44,655,305	47,859,043
Federal National Mortgage Association (FNMA)	3.310%	5/1/31	1,400,000	1,486,056
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	1,087,374	1,281,104
Federal National Mortgage Association (FNMA)	3.000%	7/15/34	155,000	158,059	(a)
Federal National Mortgage Association (FNMA)	3.500%	7/15/34-8/1/49	238,700,000	245,293,682	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-11/1/38	$2,959,805	$3,257,432
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-11/1/48	290,508,475	294,786,543
Federal National Mortgage Association (FNMA)	3.500%	12/1/37-3/1/57	553,310,463	569,562,076
Federal National Mortgage Association (FNMA)	4.500%	7/1/49	49,600,000	51,837,330	(a)
Federal National Mortgage Association (FNMA)	5.000%	7/1/49	23,100,000	24,421,482	(a)
Federal National Mortgage Association (FNMA)	4.000%	7/15/49	17,500,000	18,088,232	(a)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.944%)	4.409%	11/1/35	490,692	508,675	(b)
Total FNMA				1,817,710,607
GNMA — 11.5%
Government National Mortgage Association (GNMA)	7.500%	10/15/22-8/15/32	34,991	38,566
Government National Mortgage Association (GNMA)	6.500%	10/15/23-8/15/34	4,620,980	5,220,307
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	22,588	23,419
Government National Mortgage Association (GNMA)	6.000%	11/15/28-6/15/35	2,327,446	2,602,803
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	223,402	251,157
Government National Mortgage Association (GNMA)	5.000%	1/15/40	53,616	59,008
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	26,743,337	27,383,331
Government National Mortgage Association (GNMA)	3.500%	6/15/48	4,380,343	4,545,179
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	3,027,450	3,444,430
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	647,208	767,882
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/49	210,024,019	219,680,082

See Notes to Financial Statements.

8	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-1/20/49	$120,537,451	$126,372,468
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-4/20/48	171,041,908	176,929,471
Government National Mortgage Association (GNMA) II	3.000%	1/20/47-4/20/48	196,226,582	200,873,829
Government National Mortgage Association (GNMA) II	4.000%	9/20/47-1/20/49	94,246,005	98,221,221
Government National Mortgage Association (GNMA) II	4.000%	7/15/49	131,600,000	136,432,189	(a)
Government National Mortgage Association (GNMA) II	3.000%	7/20/49	39,300,000	40,164,293	(a)
Government National Mortgage Association (GNMA) II	3.500%	7/20/49-8/20/49	296,500,000	306,296,525	(a)
Government National Mortgage Association (GNMA) II	4.500%	7/20/49	16,440,000	17,138,540	(a)
Total GNMA				1,366,444,700
Total Mortgage-Backed Securities (Cost — $4,149,269,511)				4,212,605,414
Corporate Bonds & Notes — 28.5%
Communication Services — 2.3%
Diversified Telecommunication Services — 0.7%
AT&T Inc., Senior Notes	4.450%	5/15/21	740,000	768,329
AT&T Inc., Senior Notes	3.800%	2/15/27	3,860,000	4,023,452
AT&T Inc., Senior Notes	6.100%	7/15/40	10,000	12,036
AT&T Inc., Senior Notes	4.350%	6/15/45	8,280,000	8,291,409
AT&T Inc., Senior Notes	4.500%	3/9/48	9,988,000	10,228,258
Telefonica Emisiones SA, Senior Notes	5.134%	4/27/20	1,020,000	1,041,014
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	4,045,000	4,300,905
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	3,150,000	3,478,070
Telefonica Emisiones SAU, Senior Notes	5.877%	7/15/19	480,000	480,563
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	2,850,000	2,996,812
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	3,831,000	4,001,496
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,665,000	2,650,010
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	2,360,000	2,568,918
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	10,761,000	11,935,376

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	$1,930,000	$2,071,957
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	7,580,000	8,546,656
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,342,000	2,805,235
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	6,394,000	6,546,464
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	10,000	10,455
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	2,830,000	3,299,670
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	630,000	792,056
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	2,530,000	2,838,982
Total Diversified Telecommunication Services				83,688,123
Entertainment — 0.0%
Viacom Inc., Senior Notes	4.250%	9/1/23	720,000	762,175
Viacom Inc., Senior Notes	3.875%	4/1/24	360,000	375,348
Walt Disney Co., Senior Notes	6.200%	12/15/34	40,000	54,302	(c)
Walt Disney Co., Senior Notes	6.650%	11/15/37	2,200,000	3,164,956	(c)
Total Entertainment				4,356,781
Media — 1.2%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	4,200,000	4,238,461
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	2,081,000	2,261,001
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	1,050,000	1,058,389
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	9,550,000	9,929,098
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	24,920,000	27,550,780

See Notes to Financial Statements.

10	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	$380,000	$446,904
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	3,570,000	3,829,081
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,762,000	3,259,104
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,510,000	1,595,897
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	2,074,000	2,297,406
Comcast Corp., Senior Notes	3.950%	10/15/25	7,040,000	7,601,325
Comcast Corp., Senior Notes	3.150%	3/1/26	1,680,000	1,740,182
Comcast Corp., Senior Notes	4.150%	10/15/28	21,530,000	23,749,143
Comcast Corp., Senior Notes	4.250%	10/15/30	6,440,000	7,193,245
Comcast Corp., Senior Notes	7.050%	3/15/33	3,880,000	5,439,887
Comcast Corp., Senior Notes	5.650%	6/15/35	2,980,000	3,722,825
Comcast Corp., Senior Notes	3.200%	7/15/36	820,000	797,881
Comcast Corp., Senior Notes	3.900%	3/1/38	5,090,000	5,368,254
Comcast Corp., Senior Notes	4.700%	10/15/48	1,320,000	1,548,204
Fox Corp., Senior Notes	4.030%	1/25/24	3,240,000	3,448,486	(c)
Fox Corp., Senior Notes	4.709%	1/25/29	5,840,000	6,538,722	(c)
Fox Corp., Senior Notes	5.476%	1/25/39	5,020,000	5,933,838	(c)
Fox Corp., Senior Notes	5.576%	1/25/49	1,680,000	2,058,326	(c)
NBCUniversal Media LLC, Senior Notes	5.950%	4/1/41	1,210,000	1,591,485
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	2,720,000	2,771,351
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	1,330,000	1,538,967
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	450,000	546,895
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	910,000	1,057,406

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	$5,648,000	$6,120,806
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	20,000	21,009
Total Media				145,254,358
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	660,000	672,668
America Movil SAB de CV, Senior Notes	3.125%	7/16/22	5,062,000	5,181,762
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	1,688,000	1,703,916	(c)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	14,231,250	14,270,528	(c)
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,570,000	1,632,800	(c)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	13,010,000	14,075,660
Vodafone Group PLC, Senior Notes	5.250%	5/30/48	5,340,000	5,903,911
Total Wireless Telecommunication Services				43,441,245
Total Communication Services				276,740,507
Consumer Discretionary — 0.7%
Automobiles — 0.2%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	1,060,000	1,049,533	(c)
Daimler Finance North America LLC, Senior Notes	2.450%	5/18/20	980,000	979,765	(c)
Daimler Finance North America LLC, Senior Notes	2.700%	8/3/20	2,285,000	2,290,455	(c)
Ford Motor Co., Senior Notes	4.750%	1/15/43	1,670,000	1,460,790
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	1,020,000	1,049,016
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	3,720,000	3,732,727
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	5,230,000	5,516,607
General Motors Co., Senior Notes	5.150%	4/1/38	890,000	878,778
General Motors Co., Senior Notes	6.250%	10/2/43	4,764,000	5,078,787
General Motors Co., Senior Notes	5.950%	4/1/49	800,000	839,466
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	1,225,000	1,221,226

See Notes to Financial Statements.

12	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Automobiles — continued
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	$1,290,000	$1,308,751
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	1,060,000	1,080,689
Total Automobiles				26,486,590
Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,230,000	3,436,411
McDonald’s Corp., Senior Notes	3.500%	3/1/27	1,110,000	1,166,708
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,690,000	1,816,156
McDonald’s Corp., Senior Notes	4.875%	12/9/45	6,555,000	7,536,009
Sands China Ltd., Senior Notes	4.600%	8/8/23	6,150,000	6,476,178
Sands China Ltd., Senior Notes	5.125%	8/8/25	8,440,000	9,068,105
Total Hotels, Restaurants & Leisure				29,499,567
Household Durables — 0.1%
Newell Brands Inc., Senior Notes	3.850%	4/1/23	2,850,000	2,893,771
Newell Brands Inc., Senior Notes	4.200%	4/1/26	3,310,000	3,292,456
Total Household Durables				6,186,227
Internet & Direct Marketing Retail — 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,880,000	7,238,351
Amazon.com Inc., Senior Notes	3.875%	8/22/37	3,020,000	3,334,896
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,390,000	4,279,249
Amazon.com Inc., Senior Notes	4.050%	8/22/47	2,630,000	2,990,574
QVC Inc., Senior Secured Notes	5.950%	3/15/43	100,000	96,082
Total Internet & Direct Marketing Retail				17,939,152
Specialty Retail — 0.0%
TJX Cos. Inc., Senior Notes	2.250%	9/15/26	2,430,000	2,386,599
Total Consumer Discretionary				82,498,135
Consumer Staples — 2.3%
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	14,780,000	15,553,231
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	11,860,000	13,225,496
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	1,368,000	1,375,559
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	4,035,000	4,167,528

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	$3,540,000	$3,569,960
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	2,470,000	2,581,627
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	4,750,000	5,148,727
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,630,000	1,761,954
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	27,220,000	30,925,095
Diageo Capital PLC, Senior Notes	4.828%	7/15/20	860,000	882,048
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	2,750,000	2,800,776
Molson Coors Brewing Co., Senior Notes	3.500%	5/1/22	410,000	421,076
PepsiCo Inc., Senior Notes	4.000%	3/5/42	480,000	522,834
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	6,240,000	6,531,921	(c)
Total Beverages				89,467,832
Food & Staples Retailing — 0.3%
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	464,908	547,361
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	5,560,071	6,229,386
Kroger Co. (The), Senior Notes	5.150%	8/1/43	180,000	191,278
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	3,240,000	3,273,594
Walmart Inc., Senior Notes	3.050%	7/8/26	8,160,000	8,555,238
Walmart Inc., Senior Notes	3.700%	6/26/28	10,310,000	11,260,203
Total Food & Staples Retailing				30,057,060
Food Products — 0.4%
Danone SA, Senior Notes	2.077%	11/2/21	4,710,000	4,680,990	(c)
Danone SA, Senior Notes	2.589%	11/2/23	7,250,000	7,290,575	(c)
Danone SA, Senior Notes	2.947%	11/2/26	4,820,000	4,815,227	(c)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	1,030,000	1,062,511	(c)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	1,818,000	1,848,254
Kraft Heinz Foods Co., Senior Notes	3.500%	6/6/22	60,000	61,619
Kraft Heinz Foods Co., Senior Notes	3.500%	7/15/22	1,510,000	1,546,121
Kraft Heinz Foods Co., Senior Notes	4.000%	6/15/23	260,000	272,592
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	2,200,000	2,291,636
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	3,124,000	3,042,649
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,180,000	1,239,724
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	130,000	134,506

See Notes to Financial Statements.

14	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Food Products — continued
Mars Inc., Senior Notes	2.700%	4/1/25	$3,650,000	$3,726,880	(c)
Mars Inc., Senior Notes	3.200%	4/1/30	10,930,000	11,367,101	(c)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	1,830,000	1,831,619	(c)
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	670,000	679,294	(c)
Total Food Products				45,891,298
Tobacco — 0.9%
Altria Group Inc., Senior Notes	9.250%	8/6/19	2,730,000	2,747,184
Altria Group Inc., Senior Notes	4.750%	5/5/21	3,240,000	3,376,733
Altria Group Inc., Senior Notes	3.490%	2/14/22	2,440,000	2,510,255
Altria Group Inc., Senior Notes	2.850%	8/9/22	1,850,000	1,870,260
Altria Group Inc., Senior Notes	3.800%	2/14/24	3,620,000	3,776,147
Altria Group Inc., Senior Notes	4.400%	2/14/26	19,370,000	20,743,206
Altria Group Inc., Senior Notes	4.800%	2/14/29	10,800,000	11,628,241
Altria Group Inc., Senior Notes	5.800%	2/14/39	6,270,000	7,057,428
Altria Group Inc., Senior Notes	5.950%	2/14/49	5,621,000	6,424,767
Altria Group Inc., Senior Notes	6.200%	2/14/59	2,000,000	2,282,712
BAT Capital Corp., Senior Notes	3.557%	8/15/27	19,820,000	19,734,355
BAT Capital Corp., Senior Notes	4.540%	8/15/47	6,440,000	5,983,556
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	4,830,000	4,821,310
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	1,750,000	1,776,302
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	2,600,000	2,611,075
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	8,440,000	8,477,574
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,570,000	1,693,901
Reynolds American Inc., Senior Notes	3.250%	6/12/20	1,012,000	1,019,045
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,240,000	1,353,876
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,810,000	1,952,320
Total Tobacco				111,840,247
Total Consumer Staples				277,256,437
Energy — 4.6%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	3,490,000	3,662,269
Halliburton Co., Senior Notes	5.000%	11/15/45	1,200,000	1,311,208
Total Energy Equipment & Services				4,973,477

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — 4.5%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	$700,000	$787,298
Anadarko Petroleum Corp., Senior Notes	6.200%	3/15/40	2,620,000	3,170,046
Anadarko Petroleum Corp., Senior Notes	4.500%	7/15/44	20,420,000	20,947,304
Anadarko Petroleum Corp., Senior Notes	6.600%	3/15/46	2,290,000	2,985,700
Apache Corp., Senior Notes	3.250%	4/15/22	1,038,000	1,053,780
Apache Corp., Senior Notes	6.000%	1/15/37	289,000	328,549
Apache Corp., Senior Notes	5.100%	9/1/40	6,770,000	6,855,158
Apache Corp., Senior Notes	5.250%	2/1/42	7,680,000	7,871,959
Apache Corp., Senior Notes	4.750%	4/15/43	10,970,000	10,719,456
Apache Corp., Senior Notes	4.250%	1/15/44	20,260,000	18,360,175
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	7,270,000	7,504,161
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	9,830,000	10,025,559
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	7,450,000	7,814,047
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	160,000	165,200
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	2,140,000	2,204,189
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	1,000,000	1,055,576
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	1,250,000	1,315,877
Chevron Corp., Senior Notes	2.954%	5/16/26	2,770,000	2,861,224
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	2,090,000	2,215,048
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	3,985,000	4,098,638
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	11,090,000	11,443,170
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	8,060,000	8,763,616
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	7,140,000	7,589,735
Concho Resources Inc., Senior Notes	4.375%	1/15/25	1,754,000	1,823,573
Concho Resources Inc., Senior Notes	3.750%	10/1/27	150,000	155,349
Concho Resources Inc., Senior Notes	4.300%	8/15/28	6,000,000	6,466,110
Conoco Funding Co., Senior Notes	7.250%	10/15/31	350,000	492,987
ConocoPhillips Holding Co., Senior Notes	6.950%	4/15/29	640,000	861,141
Continental Resources Inc., Senior Notes	4.500%	4/15/23	2,190,000	2,302,873
Continental Resources Inc., Senior Notes	3.800%	6/1/24	3,235,000	3,329,732

See Notes to Financial Statements.

16	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Continental Resources Inc., Senior Notes	4.375%	1/15/28	$2,400,000	$2,527,916
Devon Energy Corp., Senior Notes	3.250%	5/15/22	420,000	428,084
Devon Energy Corp., Senior Notes	5.850%	12/15/25	8,630,000	10,231,550
Devon Energy Corp., Senior Notes	5.600%	7/15/41	2,390,000	2,841,741
Devon Energy Corp., Senior Notes	4.750%	5/15/42	220,000	241,356
Devon Energy Corp., Senior Notes	5.000%	6/15/45	6,130,000	7,042,725
Ecopetrol SA, Senior Notes	5.875%	5/28/45	35,000,000	38,837,750
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	3,010,000	4,047,248
Energy Transfer Operating LP, Senior Notes	4.500%	4/15/24	8,560,000	9,114,873
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	1,080,000	1,181,794
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	2,770,000	3,097,635
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	540,000	640,706
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	6,450,000	7,026,508
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	570,000	688,260
EOG Resources Inc., Senior Notes	4.150%	1/15/26	1,880,000	2,048,786
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	3,290,000	3,412,535
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	4,090,000	4,712,811
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	11,840,000	13,146,272	(c)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	8,780,000	9,952,174	(c)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	3,130,000	3,738,785	(c)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	690,000	809,136
Kerr-McGee Corp., Senior Notes	7.875%	9/15/31	9,250,000	12,670,012
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	2,760,000	2,803,756
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	390,000	401,549
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	2,001,000	2,131,261
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	4,080,000	4,376,720

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Inc., Senior Notes	5.300%	12/1/34	$460,000	$520,738
MPLX LP, Senior Notes	4.000%	3/15/28	9,008,000	9,337,460
MPLX LP, Senior Notes	4.800%	2/15/29	1,880,000	2,072,369
MPLX LP, Senior Notes	4.500%	4/15/38	4,810,000	4,864,358
MPLX LP, Senior Notes	4.700%	4/15/48	8,450,000	8,667,444
MPLX LP, Senior Notes	5.500%	2/15/49	3,600,000	4,094,746
Noble Energy Inc., Senior Notes	4.150%	12/15/21	4,560,000	4,707,228
Noble Energy Inc., Senior Notes	3.850%	1/15/28	3,860,000	3,939,508
Noble Energy Inc., Senior Notes	5.250%	11/15/43	3,550,000	3,830,802
Noble Energy Inc., Senior Notes	4.950%	8/15/47	9,790,000	10,404,281
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	1,220,000	1,239,303
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,520,000	2,493,357
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,650,000	6,035,391
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,850,000	1,916,699
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,740,000	3,699,182
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	5,130,000	5,192,839
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	7,720,000	8,899,650	(c)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	3,440,000	3,535,322
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,330,000	2,557,291
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	28,930,000	31,715,959	(c)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	4,343,000	4,033,561
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	6,500,000	5,221,125
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	4,333,000	3,742,629
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	14,800,000	11,995,400
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	5,000,000	4,465,000
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	4,460,000	4,724,687	(c)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	2,804,000	2,920,553	(c)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	2,740,000	2,781,852

See Notes to Financial Statements.

18	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	1.875%	5/10/21	$1,040,000	$1,035,740
Shell International Finance BV, Senior Notes	2.875%	5/10/26	7,430,000	7,604,343
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,620,000	1,900,162
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,560,000	5,256,690
Shell International Finance BV, Senior Notes	4.000%	5/10/46	9,590,000	10,570,786
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	6,200,000	6,636,601	(c)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	4,450,000	6,229,684
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	18,989,000	24,260,936
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	1,940,000	1,976,260
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	370,000	410,586
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,373,000	3,072,528
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	26,000	34,304
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,423,000	4,875,261
Total Oil, Gas & Consumable Fuels				537,191,788
Total Energy				542,165,265
Financials — 10.1%
Banks — 7.2%
ABN AMRO Bank NV, Senior Notes	2.450%	6/4/20	2,260,000	2,261,936	(c)
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,510,000	1,621,803	(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	7,200,000	7,479,435
Banco Santander SA, Senior Notes	3.800%	2/23/28	1,400,000	1,431,488
Banco Santander SA, Senior Notes	4.379%	4/12/28	5,400,000	5,751,794
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.724%	4/12/23	2,400,000	2,391,592	(b)
Bank of America Corp., Senior Notes	3.300%	1/11/23	5,130,000	5,291,485
Bank of America Corp., Senior Notes	4.100%	7/24/23	5,570,000	5,948,108
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,500,000	3,732,156
Bank of America Corp., Senior Notes	3.500%	4/19/26	5,100,000	5,345,151
Bank of America Corp., Senior Notes	5.000%	1/21/44	10,290,000	12,559,629

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	$2,502,000	$2,549,321	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	11,620,000	11,967,017	(b)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	8,690,000	9,013,701	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	8,610,000	8,984,433	(b)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	16,840,000	17,786,288	(b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,580,000	9,204,290	(b)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	5,270,000	5,883,923	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	6,040,000	6,424,845
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	3,210,000	3,378,654
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,220,000	1,317,012
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	18,000,000	19,247,209
Bank of America Corp., Subordinated Notes	6.110%	1/29/37	3,010,000	3,843,940
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,470,000	1,492,065	(b)
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	2,200,000	2,197,742	(c)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,580,000	4,053,230	(c)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	5,470,000	5,838,824	(b)

See Notes to Financial Statements.

20	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	$3,180,000	$3,256,147	(b)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,750,000	2,800,008	(c)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	8,820,000	9,564,125	(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	18,580,000	19,946,439	(b)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	11,740,000	13,455,859	(b)(c)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	7,620,000	7,856,728	(b)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	5,071,000	5,489,383	(c)
Citigroup Inc., Senior Notes	3.300%	4/27/25	13,460,000	13,937,421
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,440,000	5,509,627
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,858,000	9,064,110
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,870,000	2,178,887
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	20,160,000	20,809,507	(b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	17,920,000	19,155,463	(b)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	2,065,000	2,132,223
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	5,080,000	5,426,007
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	3,040,000	3,446,039
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,500,000	1,594,338
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	29,230,000	31,519,829
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	460,000	594,830
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	675,000	826,594
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	875,226
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,589,000	1,893,296
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	800,000	906,214
Commonwealth Bank of Australia, Senior Notes	5.000%	10/15/19	160,000	161,221	(c)
Commonwealth Bank of Australia, Senior Notes	3.900%	7/12/47	2,070,000	2,241,799	(c)
Compass Bank, Subordinated Notes	3.875%	4/10/25	1,750,000	1,814,253

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Cooperatieve Rabobank UA, Senior Notes	2.250%	1/14/20	$1,480,000	$1,478,810
Cooperatieve Rabobank UA, Senior Notes	4.750%	1/15/20	1,500,000	1,519,142	(c)
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	3,930,000	4,212,748
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	14,740,000	15,487,881
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	10,080,000	10,710,432
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	5,000,000	5,120,936
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	4,680,000	4,735,586	(b)(c)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	7,210,000	7,267,680	(b)(c)(d)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	12,470,000	13,049,009	(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	7,890,000	8,533,721	(c)
Fifth Third Bancorp, Senior Notes	3.650%	1/25/24	4,290,000	4,510,957
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	7,410,000	7,616,402
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	8,700,000	8,836,671
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,560,000	1,676,936
HSBC Holdings PLC, Senior Notes (3.803% to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	20,170,000	21,027,509	(b)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	12,140,000	12,691,284	(b)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	8,990,000	9,451,115	(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	12,460,000	13,637,629	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	2,140,000	2,260,736
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	5,100,000	5,374,149
ING Bank NV, Senior Notes	2.500%	10/1/19	2,690,000	2,690,627	(c)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	4,090,000	4,527,391	(c)

See Notes to Financial Statements.

22	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	$8,490,000	$8,407,025	(c)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,530,000	2,522,709	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	11,680,000	11,720,429	(c)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	13,950,000	14,130,579	(c)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	5,779,000	5,922,886
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	1,600,000	1,606,094
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	600,000	624,303
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	13,900,000	14,781,198	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	6,350,000	6,948,383	(b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	4,680,000	5,222,440	(b)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	12,050,000	12,899,417
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	10,850,000	11,761,432
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	8,950,000	9,231,086
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	3,960,000	4,708,728
Lloyds Bank PLC, Senior Notes	2.700%	8/17/20	990,000	993,976
Lloyds Bank PLC, Senior Notes	6.500%	9/14/20	100,000	104,389	(c)
Lloyds Banking Group PLC, Senior Notes	3.100%	7/6/21	12,600,000	12,760,604
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	2,600,000	2,764,765
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	10,760,000	10,783,856	(b)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	5,000,000	5,224,804
Nordea Bank ABP, Subordinated Notes	4.875%	5/13/21	5,270,000	5,470,730	(c)
Royal Bank of Canada	1.875%	2/5/20	7,660,000	7,641,173
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	4,350,000	4,351,157
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	4,030,000	4,102,907

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	$6,480,000	$6,705,558	(b)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	15,000,000	15,631,829	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	3,230,000	3,430,233
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	2,000,000	2,035,814
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	810,000	900,412	(c)
Santander UK PLC, Senior Notes	2.375%	3/16/20	2,650,000	2,650,234
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,260,000	1,331,525	(c)
Standard Chartered PLC, Subordinated Notes	3.950%	1/11/23	660,000	675,397	(c)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	5,070,000	5,912,351	(c)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	5,190,000	5,288,339
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	5,590,000	5,702,617
US Bank NA, Senior Notes	3.150%	4/26/21	3,960,000	4,033,095
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/29/19	22,760,000	22,805,065	(b)(d)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	870,000	946,469	(b)(d)
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	600,000	622,986
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	4,120,000	4,334,460
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	8,580,000	8,676,661
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	9,590,000	10,456,132
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	2,020,000	2,077,432
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	150,000	158,523
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	18,295,000	19,781,714
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	480,000	585,409
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,700,000	2,127,235
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,690,000	1,883,523
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,990,000	5,803,522
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	17,920,000	19,376,668

See Notes to Financial Statements.

24	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	$14,650,000	$16,723,372
Wells Fargo Capital X, Ltd. Gtd.	5.950%	12/15/36	8,000	9,441
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	4,860,000	4,884,461
Total Banks				860,105,542
Capital Markets — 2.1%
CME Group Inc., Senior Notes	5.300%	9/15/43	1,195,000	1,531,604
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,970,000	3,130,634
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	5,750,000	6,075,073	(c)
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	10,038,000	10,356,834	(b)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	510,000	555,189
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	1,450,000	1,694,757
Goldman Sachs Capital II (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	7/29/19	32,000	25,969	(b)(d)
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	5,140,000	5,246,909
Goldman Sachs Group Inc., Senior Notes	6.000%	6/15/20	380,000	392,708
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	910,000	962,140
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	320,000	345,975
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	5,343,000	5,471,752
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	10,350,000	10,805,798
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,130,000	1,199,838
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,510,000	1,585,198
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	11,350,000	11,639,300
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	6,120,000	8,217,815
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	7,890,000	9,088,887
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	15,000,000	15,128,173	(b)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	10,000,000	10,336,165	(b)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	9,080,000	9,497,906	(b)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	14,030,000	15,059,545	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	$9,440,000	$10,018,272
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,400,000	4,452,658
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	13,300,000	15,244,365
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	370,000	428,660	(c)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	8/16/19	1,430,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	13,380,000	0	*(f)(g)(h)(i)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	31,220,000	0	*(f)(g)(h)(i)
Morgan Stanley, Senior Notes	5.500%	7/24/20	2,720,000	2,808,253
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	11,020,000	11,570,841	(b)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	9,790,000	10,838,810	(b)
State Street Corp., Senior Notes	3.300%	12/16/24	1,170,000	1,225,670
UBS AG, Senior Notes	4.500%	6/26/48	200,000	236,507	(c)
UBS Group Funding Switzerland AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	31,010,000	32,964,715	(b)(c)(d)
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	13,420,000	13,765,045	(c)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	3,050,000	3,257,763	(c)
UBS Group Funding Switzerland AG, Senior Notes	4.253%	3/23/28	17,780,000	19,179,500	(c)
Total Capital Markets				254,339,228
Consumer Finance — 0.1%
American Express Co., Senior Notes	2.650%	12/2/22	11,000	11,128

See Notes to Financial Statements.

26	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Consumer Finance — continued
American Express Credit Corp., Senior Notes	2.375%	5/26/20	$4,500,000	$4,502,581
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	7,590,000	7,927,787	(b)(c)
Total Consumer Finance				12,441,496
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	7,073,000	7,296,063
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	470,000	493,111
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year U.S. Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	8,080,000	8,162,901	(b)(c)
Boeing Capital Corp., Senior Notes	4.700%	10/27/19	200,000	201,391
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	18,674,000	18,591,438
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year U.S. Treasury Constant Maturity Rate and 30 year U.S. Treasury Constant Maturity Rate) + 1.800%)	4.340%	12/21/65	4,180,000	3,051,400	(b)(c)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	3,740,000	4,267,074
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	970,000	987,929	(c)
Total Diversified Financial Services				43,051,307
Insurance — 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/20	830	1,175	(c)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	7.319%	2/12/23	3,572	3,639	(b)(c)
American International Group Inc., Junior Subordinated Notes (6.250% to 3/15/37 then 3 mo. USD LIBOR + 2.056%)	6.250%	3/15/37	5,673,000	5,823,873	(b)(d)
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	8,200,000	9,243,527
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	1,120,000	937,604
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	1,160,000	1,160,732
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,300,000	1,364,484

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Insurance — continued
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	$7,107,000	$8,137,408	(b)(d)
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	1,590,000	1,589,394	(c)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	104,000	147,611	(c)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,908,000	4,579,356	(c)
Total Insurance				32,988,803
Total Financials				1,202,926,376
Health Care — 2.2%
Biotechnology — 0.3%
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,450,000	2,533,339
Amgen Inc., Senior Notes	2.125%	5/1/20	1,080,000	1,077,513
Amgen Inc., Senior Notes	3.875%	11/15/21	2,200,000	2,271,163
Celgene Corp., Senior Notes	2.250%	8/15/21	3,040,000	3,031,033
Celgene Corp., Senior Notes	3.550%	8/15/22	1,200,000	1,243,075
Celgene Corp., Senior Notes	3.625%	5/15/24	600,000	630,284
Celgene Corp., Senior Notes	3.875%	8/15/25	3,780,000	4,053,263
Celgene Corp., Senior Notes	5.250%	8/15/43	1,150,000	1,381,808
Celgene Corp., Senior Notes	5.000%	8/15/45	1,930,000	2,293,656
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	2,820,000	2,816,736
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	1,330,000	1,334,195
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,630,000	1,730,493
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,910,000	2,018,089
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	800,000	874,306
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	4,430,000	5,047,659
Total Biotechnology				32,336,612
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	2,958,000	3,200,802
Abbott Laboratories, Senior Notes	4.750%	11/30/36	2,050,000	2,425,373
Abbott Laboratories, Senior Notes	4.900%	11/30/46	4,110,000	5,085,951
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	7,170,000	7,389,636
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	1,372,000	1,440,100
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,571,000	1,745,232
Medtronic Inc., Senior Notes	3.125%	3/15/22	40,000	41,126

See Notes to Financial Statements.

28	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Equipment & Supplies — continued
Medtronic Inc., Senior Notes	3.500%	3/15/25	$3,385,000	$3,592,665
Medtronic Inc., Senior Notes	4.625%	3/15/45	565,000	685,356
Total Health Care Equipment & Supplies				25,606,241
Health Care Providers & Services — 1.3%
Aetna Inc., Senior Notes	2.800%	6/15/23	850,000	855,690
Aetna Inc., Senior Notes	3.875%	8/15/47	2,240,000	2,028,918
Anthem Inc., Senior Notes	3.125%	5/15/22	2,040,000	2,078,069
Anthem Inc., Senior Notes	2.950%	12/1/22	4,050,000	4,110,561
Anthem Inc., Senior Notes	3.350%	12/1/24	2,000,000	2,070,417
Anthem Inc., Senior Notes	3.650%	12/1/27	7,880,000	8,198,746
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	2,440,000	2,455,598
Cardinal Health Inc., Senior Notes	3.079%	6/15/24	2,680,000	2,699,921
Cigna Corp., Senior Notes	3.400%	9/17/21	3,630,000	3,701,992	(c)
Cigna Corp., Senior Notes	3.750%	7/15/23	9,680,000	10,085,010	(c)
Cigna Corp., Senior Notes	4.125%	11/15/25	2,790,000	2,973,548	(c)
Cigna Corp., Senior Notes	4.375%	10/15/28	11,280,000	12,180,103	(c)
CommonSpirit Health, Secured Notes	4.350%	11/1/42	400,000	402,902
CVS Health Corp., Senior Notes	3.350%	3/9/21	2,480,000	2,515,272
CVS Health Corp., Senior Notes	2.750%	12/1/22	210,000	210,825
CVS Health Corp., Senior Notes	3.700%	3/9/23	12,560,000	12,997,624
CVS Health Corp., Senior Notes	4.100%	3/25/25	5,830,000	6,152,974
CVS Health Corp., Senior Notes	3.875%	7/20/25	5,136,000	5,367,213
CVS Health Corp., Senior Notes	4.300%	3/25/28	39,890,000	42,099,034
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,800,000	6,194,660
CVS Health Corp., Senior Notes	5.050%	3/25/48	3,660,000	3,904,341
Humana Inc., Senior Notes	3.150%	12/1/22	750,000	766,139
Humana Inc., Senior Notes	3.950%	3/15/27	4,160,000	4,341,006
Humana Inc., Senior Notes	4.625%	12/1/42	870,000	924,586
Humana Inc., Senior Notes	4.950%	10/1/44	1,240,000	1,370,675
Humana Inc., Senior Notes	4.800%	3/15/47	270,000	293,466
Medtronic Global Holdings SCA, Senior Notes	3.350%	4/1/27	3,780,000	4,020,291
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	3,490,000	3,504,931
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	1,610,000	1,636,219
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	2,930,000	2,974,410
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	1,140,000	1,218,566
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	1,030,000	1,124,560

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	$650,000	$834,468
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,760,000	2,264,583
Total Health Care Providers & Services				158,557,318
Pharmaceuticals — 0.4%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	1,590,000	1,624,003
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	4,540,000	4,714,729
Allergan Funding SCS, Senior Notes	4.550%	3/15/35	260,000	262,933
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	5,910,000	5,987,320	(c)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	11,520,000	11,797,987	(c)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	8,150,000	8,474,904	(c)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	3,390,000	3,552,245	(c)
Eli Lilly & Co., Senior Notes	3.100%	5/15/27	1,430,000	1,494,967
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	2,550,000	2,593,840
Johnson & Johnson, Senior Notes	3.700%	3/1/46	3,290,000	3,563,037
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	2,000,000	2,061,263
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,390,000	1,844,956
Total Pharmaceuticals				47,972,184
Total Health Care				264,472,355
Industrials — 1.8%
Aerospace & Defense — 0.5%
Boeing Co., Senior Notes	4.875%	2/15/20	3,940,000	3,998,835
Boeing Co., Senior Notes	3.100%	5/1/26	1,540,000	1,586,141
Boeing Co., Senior Notes	2.800%	3/1/27	2,000,000	2,013,754
Boeing Co., Senior Notes	3.200%	3/1/29	6,010,000	6,228,361
Boeing Co., Senior Notes	5.875%	2/15/40	500,000	656,297
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	6,279,000	6,678,639
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	614,000	705,517
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	7,920,000	7,939,514
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	10,730,000	10,936,040
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	3,310,000	3,400,840
Raytheon Co., Senior Notes	3.125%	10/15/20	1,280,000	1,294,749
United Technologies Corp., Senior Notes	3.950%	8/16/25	6,610,000	7,133,738
United Technologies Corp., Senior Notes	4.125%	11/16/28	5,460,000	6,003,423
United Technologies Corp., Senior Notes	5.400%	5/1/35	20,000	24,222
United Technologies Corp., Senior Notes	4.500%	6/1/42	930,000	1,054,025
Total Aerospace & Defense				59,654,095
Airlines — 0.0%
Air 2 U.S. Pass-Through Certificates	8.027%	10/1/19	42,006	42,137	(c)

See Notes to Financial Statements.

30	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Airlines — continued
Continental Airlines Pass-Through Trust	6.703%	6/15/21	$237,400	$249,080
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	128,305	141,366
Total Airlines				432,583
Commercial Services & Supplies — 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	2,910,000	2,960,578
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,560,000	3,793,822
Waste Management Inc., Senior Notes	4.600%	3/1/21	940,000	971,429
Waste Management Inc., Senior Notes	3.500%	5/15/24	1,070,000	1,123,400
Waste Management Inc., Senior Notes	3.200%	6/15/26	2,190,000	2,280,052
Waste Management Inc., Senior Notes	3.450%	6/15/29	3,050,000	3,217,707
Waste Management Inc., Senior Notes	4.000%	7/15/39	2,670,000	2,865,953
Waste Management Inc., Senior Notes	4.150%	7/15/49	3,140,000	3,434,766
Total Commercial Services & Supplies				20,647,707
Electrical Equipment — 0.1%
ABB Finance USA Inc., Senior Notes	4.375%	5/8/42	340,000	384,891
Eaton Corp., Senior Notes	2.750%	11/2/22	6,270,000	6,355,117
Eaton Corp., Senior Notes	4.150%	11/2/42	3,980,000	4,216,679
Total Electrical Equipment				10,956,687
Industrial Conglomerates — 0.6%
General Electric Co., Senior Notes	2.500%	3/28/20	6,170,000	6,162,041
General Electric Co., Senior Notes	5.550%	5/4/20	4,731,000	4,840,890
General Electric Co., Senior Notes	4.375%	9/16/20	1,063,000	1,084,915
General Electric Co., Senior Notes	4.625%	1/7/21	10,165,000	10,464,654
General Electric Co., Senior Notes	4.650%	10/17/21	11,010,000	11,475,060
General Electric Co., Senior Notes	6.750%	3/15/32	880,000	1,085,054
General Electric Co., Senior Notes	5.875%	1/14/38	770,000	870,580
General Electric Co., Senior Notes	6.875%	1/10/39	23,095,000	29,003,364
General Electric Co., Senior Notes	4.500%	3/11/44	2,894,000	2,812,355
General Electric Co., Subordinated Notes	5.300%	2/11/21	670,000	694,385
Total Industrial Conglomerates				68,493,298
Machinery — 0.0%
John Deere Capital Corp., Senior Notes	1.700%	1/15/20	780,000	777,339
Road & Rail — 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	2,520,000	2,695,486
Union Pacific Corp., Senior Notes	3.950%	9/10/28	11,240,000	12,308,906
Union Pacific Corp., Senior Notes	4.500%	9/10/48	9,100,000	10,369,105
Total Road & Rail				25,373,497

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Trading Companies & Distributors — 0.0%
Aviation Capital Group LLC, Senior Notes	6.750%	4/6/21	$3,840,000	$4,102,516	(c)
Transportation Infrastructure — 0.2%
DP World PLC, Senior Notes	5.625%	9/25/48	18,680,000	20,756,263	(c)
Total Industrials				211,193,985
Information Technology — 1.5%
Communications Equipment — 0.1%
Harris Corp., Senior Notes	4.854%	4/27/35	1,730,000	1,924,489
Harris Corp., Senior Notes	5.054%	4/27/45	2,100,000	2,465,950
Total Communications Equipment				4,390,439
Internet Software & Services — 0.1%
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	14,250,000	14,564,896	(c)
IT Services — 0.3%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	19,650,000	20,194,161
Mastercard Inc., Senior Notes	3.375%	4/1/24	2,850,000	3,011,324
Visa Inc., Senior Notes	2.200%	12/14/20	1,520,000	1,522,854
Visa Inc., Senior Notes	3.150%	12/14/25	6,830,000	7,170,852
Visa Inc., Senior Notes	4.300%	12/14/45	3,420,000	4,056,762
Total IT Services				35,955,953
Semiconductors & Semiconductor Equipment — 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	3,400,000	3,325,352
Intel Corp., Senior Notes	3.700%	7/29/25	950,000	1,019,380
Intel Corp., Senior Notes	3.734%	12/8/47	1,089,000	1,140,586
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	7,240,000	8,226,940
Total Semiconductors & Semiconductor Equipment				13,712,258
Software — 0.6%
Microsoft Corp., Senior Notes	2.875%	2/6/24	7,800,000	8,087,282
Microsoft Corp., Senior Notes	2.700%	2/12/25	2,170,000	2,229,507
Microsoft Corp., Senior Notes	3.125%	11/3/25	9,670,000	10,187,964
Microsoft Corp., Senior Notes	2.400%	8/8/26	14,930,000	15,018,228
Microsoft Corp., Senior Notes	3.300%	2/6/27	10,250,000	10,900,688
Microsoft Corp., Senior Notes	3.450%	8/8/36	260,000	275,541
Microsoft Corp., Senior Notes	4.100%	2/6/37	50,000	57,131
Microsoft Corp., Senior Notes	3.700%	8/8/46	2,870,000	3,106,557
Microsoft Corp., Senior Notes	3.950%	8/8/56	1,200,000	1,337,367

See Notes to Financial Statements.

32	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Software — continued
salesforce.com Inc., Senior Notes	3.250%	4/11/23	$4,940,000	$5,130,529
salesforce.com Inc., Senior Notes	3.700%	4/11/28	15,490,000	16,714,437
Total Software				73,045,231
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc., Senior Notes	2.000%	11/13/20	4,320,000	4,318,618
Apple Inc., Senior Notes	2.450%	8/4/26	11,160,000	11,131,710
Apple Inc., Senior Notes	3.850%	8/4/46	4,590,000	4,886,973
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	18,200,000	18,759,895	(c)
Total Technology Hardware, Storage & Peripherals				39,097,196
Total Information Technology				180,765,973
Materials — 1.8%
Chemicals — 0.1%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	9,280,000	9,745,392	(c)
Nutrien Ltd., Senior Notes	4.875%	3/30/20	690,000	701,945
OCP SA, Senior Notes	4.500%	10/22/25	5,400,000	5,547,042	(c)
Total Chemicals				15,994,379
Containers & Packaging — 0.2%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	18,140,000	19,817,950	(c)
Metals & Mining — 1.5%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	10,070,000	10,293,468	(c)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,980,000	6,339,559	(c)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,470,000	2,481,769	(c)
ArcelorMittal, Senior Notes	4.550%	3/11/26	9,890,000	10,462,472
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	840,000	1,006,405
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	9,500,000	11,666,053
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	441,000	449,001
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	8,780,000	11,013,794
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25 then USD 5 year ICE Swap Rate + 5.093%)	6.750%	10/19/75	5,460,000	6,238,159	(b)(c)
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	16,040,000	16,645,350	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Metals & Mining — continued
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	$4,780,000	$4,887,550
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	687,000	725,644
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	4,720,000	4,937,273	(c)
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	1,210,000	1,216,597	(c)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	175,000	176,425	(c)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,220,000	3,350,031	(c)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	15,420,000	16,020,416	(c)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	7,590,000	7,671,091	(c)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	5,220,000	5,230,231	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	20,890,000	22,987,984
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,970,000	7,051,875
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	19,180,000	21,883,421
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	3,582,000	4,320,788
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	6,150,000	7,411,980
Total Metals & Mining				184,467,336
Total Materials				220,279,665
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	4,380,000	4,574,430	(c)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	1,600,000	1,769,072	(c)
Total Real Estate				6,343,502
Utilities — 1.1%
Electric Utilities — 1.1%
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	300,000	387,736
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,580,000	1,605,542	(c)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	10,740,000	11,064,992	(c)
Duke Energy Corp., Senior Notes	3.550%	9/15/21	870,000	889,665
Duke Energy Corp., Senior Notes	2.400%	8/15/22	8,550,000	8,550,417
Duke Energy Corp., Senior Notes	3.150%	8/15/27	9,560,000	9,705,997
Duke Energy Corp., Senior Notes	3.750%	9/1/46	2,500,000	2,441,496
Duke Energy Corp., Senior Notes	3.950%	8/15/47	1,440,000	1,458,302
Exelon Corp., Senior Notes	5.625%	6/15/35	2,215,000	2,684,834
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	4,270,000	4,488,684

See Notes to Financial Statements.

34	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	$16,863,000	$17,725,901
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	15,995,000	21,884,429
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	2,200,000	2,504,463
MidAmerican Energy Co.	3.650%	4/15/29	7,880,000	8,508,647
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	4,180,000	4,275,880	(c)
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	7,450,000	8,269,689	(c)
Perusahaan Listrik Negara PT, Senior Notes	5.250%	10/24/42	4,404,000	4,657,230	(j)
Perusahaan Listrik Negara PT, Senior Notes	6.150%	5/21/48	14,880,000	17,731,498	(c)
Progress Energy Inc., Senior Notes	3.150%	4/1/22	1,220,000	1,243,337
Total Utilities				130,078,739
Total Corporate Bonds & Notes (Cost — $3,250,484,802)				3,394,720,939
U.S. Government & Agency Obligations — 13.1%
U.S. Government Agencies — 0.7%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	20,110,000	28,775,512
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	59,220,000	58,851,873
Total U.S. Government Agencies				87,627,385
U.S. Government Obligations — 12.4%
U.S. Treasury Bonds	3.750%	11/15/43	27,700,000	34,105,084
U.S. Treasury Bonds	2.500%	2/15/45	17,720,000	17,657,357
U.S. Treasury Bonds	3.000%	5/15/45	174,593,000	190,967,913
U.S. Treasury Bonds	2.875%	8/15/45	115,460,000	123,429,446
U.S. Treasury Bonds	2.750%	8/15/47	95,780,000	99,981,600
U.S. Treasury Bonds	3.000%	2/15/48	70,780,000	77,555,250
U.S. Treasury Bonds	3.125%	5/15/48	46,210,000	51,862,602
U.S. Treasury Bonds	3.000%	8/15/48	148,338,000	162,714,038
U.S. Treasury Bonds	3.000%	2/15/49	22,380,000	24,583,905
U.S. Treasury Bonds	2.875%	5/15/49	99,080,000	106,309,744
U.S. Treasury Notes	1.625%	7/31/19	250,000	249,872
U.S. Treasury Notes	2.500%	2/15/22	21,350,000	21,772,413
U.S. Treasury Notes	1.750%	6/30/24	83,390,000	83,362,312
U.S. Treasury Notes	2.125%	5/31/26	50,000,000	50,840,821
U.S. Treasury Notes	1.875%	6/30/26	90,670,000	90,714,272
U.S. Treasury Notes	2.625%	2/15/29	70,000	73,827

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government Obligations — continued
U.S. Treasury Notes	2.375%	5/15/29	$322,260,000	$333,060,743
U.S. Treasury Strip Principal, STRIPS	0.000%	11/15/21	2,470,000	2,369,290
Total U.S. Government Obligations				1,471,610,489
Total U.S. Government & Agency Obligations (Cost — $1,477,021,046)				1,559,237,874
Collateralized Mortgage Obligations (k) — 9.8%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.190%)	2.594%	7/25/46	844,866	820,163	(b)
American Home Mortgage Investment Trust, 2004-4 1A1 (1 mo. USD LIBOR + 0.680%)	3.084%	2/25/45	1,480,463	1,490,802	(b)
APS Resecuritization Trust, 2015-3 1A (Federal Reserve US 12 mo. Cumulative Avg 1 Year CMT + 0.960%)	2.759%	10/27/46	10,704,599	10,648,732	(b)(c)
Banc of America Funding Trust, 2005-E 8A1 (Cost of Funds for the 11th District of San Francisco + 1.430%, min. coupon of 1.430%)	2.525%	6/20/35	56,181	42,033	(b)
Banc of America Funding Trust, 2015-R3 9A1 (1 mo. USD LIBOR + 0.150%)	2.580%	2/27/37	8,671,352	8,381,209	(b)(c)
Bear Stearns ARM Trust, 2004-9 24A1	4.835%	11/25/34	1,307,149	1,307,102	(b)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	3.644%	7/15/35	19,160,000	19,199,132	(b)(c)
BMO Capital Markets II, 3945 A30	3.000%	7/1/49	9,000,000	9,084,375	(f)(l)
BX Commercial Mortgage Trust, 2019- IMC A (1 mo. USD LIBOR + 1.000%)	3.440%	4/15/34	10,000,000	10,025,020	(b)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,700,000	4,997,248	(b)
CHL Mortgage Pass-Through Trust, 2005-9 2A1 (1 mo. USD LIBOR + 0.440%)	2.844%	5/25/35	366,365	283,117	(b)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	3.004%	5/25/35	2,566,444	2,403,409	(b)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.862%	4/25/35	39,117	32,660	(b)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	3.324%	11/15/36	6,500,000	6,513,372	(b)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,980,000	2,094,159
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	10,000,000	10,579,968

See Notes to Financial Statements.

36	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	$2,930,000	$3,102,385	(b)
Citigroup Commercial Mortgage Trust, 2019-SMRT A	4.149%	1/10/24	13,700,000	14,695,848	(c)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	4,530,000	4,839,615	(b)(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	500,000	532,822
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	440,000	460,141	(b)
Commercial Mortgage Trust, 2013-CR12 C	5.254%	10/10/46	210,000	220,047	(b)
Commercial Mortgage Trust, 2014-277P A	3.732%	8/10/49	3,160,000	3,356,396	(b)(c)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.367%	3/10/47	19,172,248	821,636	(b)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	8,420,000	8,928,364	(b)
Commercial Mortgage Trust, 2017- PANW A	3.244%	10/10/29	10,910,000	11,297,464	(c)
CSAIL Commercial Mortgage Trust, 2018-C14 A4	4.422%	11/15/51	16,670,000	18,756,200	(b)
CSAIL Commercial Mortgage Trust, 2019-C15 A4	4.053%	3/15/52	15,000,000	16,522,980
CSMC Trust, 2015-12R 2A1	2.977%	11/30/37	15,016,889	14,980,189	(b)(c)
CSMC Trust, 2015-GLPA A	3.881%	11/15/37	1,514,909	1,638,847	(c)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	16,365,781	16,982,992	(b)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	84,192,604	84,435,988	(b)(c)
CSMC Trust, 2018-PLUM A (1 mo. USD LIBOR + 3.231%)	5.626%	8/15/20	16,700,000	16,721,042	(b)(c)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	3.374%	5/15/36	27,170,000	27,183,395	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	2.854%	6/25/34	154,915	147,353	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust Series, 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	2.684%	4/15/36	7,601,476	7,021,734	(b)(c)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	21,881,294	22,054,637	(b)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multi-Family Structured Pass-Through Certificates, K072 X1, IO	0.495%	12/25/27	$103,917,209	$2,957,266	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multi-Family Structured Pass-Through Certificates, K093 X1, IO	0.952%	5/1/29	22,600,000	1,794,101
Federal Home Loan Mortgage Corp. (FHLMC) Multi-Family Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	7,880,000	8,293,271
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K007 X1, IO	1.202%	4/25/20	16,711,091	84,635	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K015 X1, IO	1.730%	7/25/21	5,602,533	151,788	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.638%	10/25/21	1,762,217	52,343	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K036 X1, IO	0.884%	10/25/23	76,389,533	2,164,383	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K062 X1, IO	0.437%	12/25/26	305,495,107	6,588,582	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	11,860,000	12,887,885
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 X1, IO	0.704%	3/25/29	28,025,677	1,363,458	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K092 X1, IO	0.852%	4/25/29	19,998,500	1,214,147	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	2,356,396	2,703,152
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 1345 A, PO	0.000%	7/15/22	95	94
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	3,672,625	4,028,814
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	3.896%	11/15/36	571,838	93,893	(b)

See Notes to Financial Statements.

38	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	4.036%	2/15/37	$1,465,865	$252,074	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	3.636%	9/15/37	1,110,938	161,581	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	3.836%	1/15/40	340,581	53,127	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	1,382,300	1,478,659
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.556%	10/15/41	1,343,136	207,238	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	4.096%	12/15/41	624,189	129,868	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.656%	8/15/39	1,038,553	166,222	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.606%	8/15/42	2,001,423	350,865	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	1,295,094	160,293
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.806%	5/15/39	897,112	76,942	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	10,336,837	1,406,972
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	3.856%	9/15/42	1,244,216	187,047	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	2,127,606	173,460
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	1,722,318	184,782
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.556%	2/15/44	2,379,093	390,143	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.606%	5/15/44	$943,974	$157,439	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	1.753%	4/15/41	1,358,764	76,230	(b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	20,981,415	21,287,878
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	15,259,213	15,483,162
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	21,656,169	21,992,073
Federal Home Loan Mortgage Corp. (FHLMC) Strips, 170 B, IO	10.000%	3/1/21	110	1
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	507,855	44,745
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.706%	8/15/44	619,796	125,543	(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	3.606%	12/15/46	8,373,704	1,386,601	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN1 M2 (1 mo. USD LIBOR + 2.200%)	4.604%	2/25/24	2,911,318	2,961,902	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	4.054%	4/25/24	7,025,814	7,063,113	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	5.304%	7/25/28	12,500,443	12,651,322	(b)
Federal National Mortgage Association (FNMA), 2012-M13 X2, IO	0.745%	5/25/22	85,657,504	1,289,000	(b)
Federal National Mortgage Association (FNMA), 2013-M1 X2, IO	0.645%	8/25/22	66,373,697	905,968	(b)
Federal National Mortgage Association (FNMA), 2014-M3 X2, IO	0.081%	1/25/24	82,294,708	304,959	(b)
Federal National Mortgage Association (FNMA), 2015-M7 X2, IO	0.600%	12/25/24	170,578,004	3,954,314	(b)

See Notes to Financial Statements.

40	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) — CAS, 2016-C04 1M1 (1 mo. USD LIBOR + 1.450%)	3.854%	1/25/29	$3,097,566	$3,107,304	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2017-C01 1M1 (1 mo. USD LIBOR + 1.300%)	3.704%	7/25/29	10,988,138	11,028,362	(b)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R02 1M1 (1 mo. USD LIBOR + 0.850%)	3.254%	8/25/31	24,033,133	24,069,740	(b)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	5,190,000	5,650,016
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	1/25/29	9,400,000	9,942,408
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	10,570,000	11,324,261
Federal National Mortgage Association (FNMA) ACES, 2019-M10 A2	3.300%	12/1/37	1,120,000	1,187,845
Federal National Mortgage Association (FNMA) REMIC, 1991-97 KA, IO	1,009.250%	8/25/21	15	135
Federal National Mortgage Association (FNMA) REMIC, 1992-96 B, PO, PAC	0.000%	5/25/22	64	61
Federal National Mortgage Association (FNMA) REMIC, 2006-115 EI, IO (-1.000 x 1 mo. USD LIBOR + 6.640%)	4.236%	12/25/36	1,217,323	253,730	(b)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.076%	4/25/40	754,299	145,888	(b)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	6,216,777	6,469,744
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	1,124,434	1,270,097
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	4.296%	10/25/26	655,303	61,996	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	176,186	190,393
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000% x 1 mo. USD LIBOR + 6.500%)	4.096%	4/25/42	1,753,073	304,689	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	1,103,402	1,218,436

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	$424,188	$507,312
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.246%	2/25/41	384,061	37,164	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	99,650	90,136
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.246%	3/25/42	1,469,837	210,600	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-075 AO, PO	0.000%	3/25/42	174,387	157,737
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	4.196%	7/25/42	451,006	83,565	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	768,169	59,440
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.746%	12/25/42	1,326,380	239,014	(b)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.746%	12/25/42	858,596	169,856	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	2,044,665	2,385,745
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	5,206,771	5,833,856
Federal National Mortgage Association (FNMA) REMIC, 2013-014 IG, IO	4.000%	3/25/43	2,117,529	307,909
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	1,999,405	130,169
Federal National Mortgage Association (FNMA) REMIC, 2013-029 QI, IO	4.000%	4/25/43	3,280,249	458,429
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.746%	6/25/43	3,125,365	648,446	(b)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	3.546%	12/25/43	6,188,450	1,136,348	(b)

See Notes to Financial Statements.

42	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.746%	9/25/41	$3,006,249	$399,722	(b)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	1.835%	8/25/44	3,655,541	209,619	(b)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.746%	8/25/45	1,425,343	319,352	(b)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.696%	9/25/46	8,240,391	1,322,324	(b)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.696%	10/25/57	17,848,326	3,290,291	(b)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.796%	11/25/47	5,177,159	827,510	(b)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	449,010	91,114
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	162,761	27,139
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	83,437	15,083	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	77,076	13,695	(b)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	105,317	17,111
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	549,890	121,160
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	2,072,594	143,089
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	2,210,141	359,455
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	2,362,464	396,218
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,676,619	275,203
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	2,543,136	182,065
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	1,017,867	188,122

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	$35,275,680	$35,692,709	(b)(c)
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	52,413,079	252,338	(c)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	9,939,393	9,946,498	(b)(c)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	2.564%	4/15/35	955,277	937,848	(b)(c)
Government National Mortgage Association (GNMA), 2009-106 PD	4.500%	4/20/38	692,110	701,394
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	4.117%	3/20/39	129,891	4,360	(b)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	4.097%	4/20/40	174,268	28,976	(b)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	4,872,927	5,124,425
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	1,093,603	1,158,020
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	4.167%	6/20/40	2,424,022	467,623	(b)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	4.267%	1/20/40	298,255	24,037	(b)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	6,864,218	7,138,504
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	2.978%	3/20/60	2,101,579	2,105,454	(b)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	3.428%	5/20/60	1,020,500	1,032,339	(b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.817%	8/20/58	725,787	724,062	(b)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	2.847%	12/20/60	1,223,612	1,220,621	(b)

See Notes to Financial Statements.

44	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	2.867%	12/20/60	$2,367,283	$2,363,510	(b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	2.967%	1/20/61	1,560,291	1,561,510	(b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	2.967%	12/20/60	1,754,522	1,755,945	(b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	2.917%	2/20/61	1,493,003	1,492,268	(b)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	2.947%	3/20/61	2,932,239	2,933,047	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.967%	3/20/61	2,220,691	2,222,299	(b)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.951%	4/16/53	19,528,756	572,737	(b)
Government National Mortgage Association (GNMA), 2012-034 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	3.667%	3/20/42	2,721,584	517,464	(b)
Government National Mortgage Association (GNMA), 2012-066 CI, IO	3.500%	2/20/38	1,467,691	80,942
Government National Mortgage Association (GNMA), 2012-081 AI, IO	3.500%	4/20/27	291,101	21,093
Government National Mortgage Association (GNMA), 2012-098 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.706%	8/16/42	1,165,795	194,861	(b)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.806%	10/16/42	1,224,332	227,060	(b)
Government National Mortgage Association (GNMA), 2013-002 IO, IO	0.423%	5/16/54	16,146,045	343,488	(b)
Government National Mortgage Association (GNMA), 2013-145 IO, IO	1.064%	9/16/44	16,873,033	808,363	(b)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.238%	2/16/46	19,382,081	910,068	(b)
Government National Mortgage Association (GNMA), 2013-188 CI, IO	3.500%	3/20/39	3,861,993	183,482

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2014-005 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	3.756%	6/16/43	$1,122,775	$113,362	(b)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.835%	9/16/55	9,771,072	528,288	(b)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	3.817%	8/20/44	10,122,732	2,050,884	(b)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	2,422,761	194,480
Government National Mortgage Association (GNMA), 2014-175 AB	2.600%	6/16/47	1,218,250	1,214,100
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.756%	8/16/54	40,398,037	1,893,480	(b)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.880%	4/16/55	36,569,313	1,966,540	(b)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	3,632,488	645,232
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	19,533,478	3,748,254
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	3.706%	10/16/46	2,745,813	592,948	(b)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.793%	7/16/58	11,490,722	787,134
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.687%	3/16/60	7,175,701	448,851	(b)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.253%	11/20/67	896,416	104,434	(b)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	4,501,529	4,560,881
Government National Mortgage Association (GNMA), 2018-118 AC	3.200%	5/16/49	4,038,055	4,105,037
Government National Mortgage Association (GNMA), 2018-130 A	3.250%	5/16/59	6,899,878	7,008,910
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	2.767%	2/20/68	8,853,680	8,814,147	(b)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	2.767%	5/20/68	13,907,100	13,841,773	(b)

See Notes to Financial Statements.

46	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	2.767%	5/20/68	$6,396,450	$6,360,438	(b)
Government National Mortgage Association (GNMA), 2019-28 AB	3.150%	6/16/60	15,732,650	15,973,026
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.406%	3/16/49	9,858,708	119,802	(b)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.278%	2/16/53	13,491,301	258,841	(b)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.126%	2/16/48	3,544,777	69,979	(b)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	3.694%	9/15/31	28,920,000	28,580,161	(b)(c)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 2.500%)	4.894%	9/15/31	35,660,000	35,237,251	(b)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,120,000	1,230,851	(b)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	11,490,000	12,099,129
GSR Mortgage Loan Trust, 2005-4F 1A1	4.500%	4/25/20	2,223	2,217
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.370%)	2.753%	6/20/35	6,633,691	6,633,359	(b)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.994%	9/25/35	22,960	21,534	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.054%	1/15/47	490,000	531,550	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.709%	9/15/47	1,540,000	1,573,383	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	2,000,000	2,037,328
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B (1 mo. USD LIBOR + 2.280%)	4.674%	11/15/31	1,226,305	1,227,161	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	6.144%	5/15/28	4,145,635	4,124,166	(b)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	44,414,080	45,224,015	(b)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	59,404,860	60,222,402	(b)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	2.754%	5/25/35	$463,546	$338,269	(b)(c)
MASTR Reperforming Loan Trust, 2005-1 1A2	6.500%	8/25/34	303,089	292,542	(c)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	58,540	60,554	(c)
Merrill Lynch Mortgage Investors Trust Series, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.370%)	2.774%	8/25/36	11,381,084	11,452,154	(b)
Merrill Lynch Mortgage Investors Trust Series, 2005-A9 3A1	4.648%	12/25/35	25,759	23,012	(b)
Merrill Lynch Mortgage Investors Trust Series MLCC, 2006-1 1A	4.501%	2/25/36	57,213	58,542	(b)
Morgan Stanley Capital I Trust, 2017- ASHF A (1 mo. USD LIBOR + 0.850%)	3.244%	11/15/34	2,540,000	2,530,335	(b)(c)
Morgan Stanley Capital I Trust, 2019- BPR A (1 mo. USD LIBOR + 1.400%)	3.794%	5/15/36	21,620,000	21,653,978	(b)(c)
Morgan Stanley Capital I Trust, 2019-L2 A4	4.071%	3/15/52	10,280,000	11,389,169
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.198%	3/15/52	47,135,962	3,908,561	(b)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.682%	7/25/35	554,674	521,429	(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	7,100,000	7,331,865	(b)(c)
NAAC Reperforming Loan REMIC Trust Certificates Series, 2004-R3 A1	6.500%	2/25/35	177,332	181,862	(c)
New Residential Mortgage Loan Trust, 2016-4A A1	3.750%	11/25/56	9,983,337	10,360,300	(b)(c)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	15,377,304	16,097,680	(b)(c)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	17,745,375	18,664,791	(b)(c)
New Residential Mortgage Loan Trust, 2018-3A A1	4.500%	5/25/58	24,000,166	25,472,560	(b)(c)
New Residential Mortgage Trust, 2018-1A A1A	4.000%	12/25/57	17,988,818	18,756,466	(b)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5	5.476%	5/25/35	80,559	60,422
Nomura Resecuritization Trust, 2014-5R 1A1	3.000%	6/26/35	2,018,813	2,022,472	(b)(c)

See Notes to Financial Statements.

48	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
Nomura Resecuritization Trust, 2015-5R 4A1 (1 mo. USD LIBOR + 0.140%)	2.355%	7/26/37	$8,090,991	$8,154,798	(b)(c)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	622,757	573,807	(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	303,839	261,994	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	17,852,406	14,754,324	(c)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	123,777	101,232
Rosslyn Portfolio Trust, 2017-ROSS A (1 mo. USD LIBOR + 0.950%)	3.344%	6/15/33	8,440,000	8,437,685	(b)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-10 2A	4.472%	8/25/34	1,472,998	1,495,682	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	2.724%	10/25/35	311,799	301,981	(b)
UBS Commercial Mortgage Trust, 2017-C3 AS	3.739%	8/15/50	4,750,000	4,985,285	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2003-AR9 1A7	4.347%	9/25/33	14,130	14,810	(b)
WaMu Mortgage Pass-Through Certificates Series Trust, 2007-HY4 4A1	3.982%	9/25/36	138,602	129,760	(b)
Washington Mutual Inc., Mortgage Pass-Through Certificates Trust, 2005- AR19 A1A2 (1 mo. USD LIBOR + 0.290%)	2.694%	12/25/45	59,134	59,559	(b)
Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 2004-RA1 2A	7.000%	3/25/34	3,752	4,054
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	3,021,796	3,110,905	(b)(c)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, IO	1.280%	5/15/48	47,293,566	2,037,899	(b)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	250,000	268,153	(b)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.211%	3/15/47	9,127,179	335,700	(b)
WFRBS Commercial Mortgage Trust, 2014-C21 AS	3.891%	8/15/47	2,767,000	2,885,252
WFRBS Commercial Mortgage Trust, 2014-C21 B	4.213%	8/15/47	5,160,000	5,411,313	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (k) — continued
WFRBS Commercial Mortgage Trust, 2014-C21 XA, IO	1.209%	8/15/47	$33,093,332	$1,361,671	(b)
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	2,916,000	3,042,472
Total Collateralized Mortgage Obligations (Cost — $1,159,907,970)				1,164,720,986
Asset-Backed Securities — 5.8%
ACIS CLO Ltd., 2014-4A A (3 mo. USD LIBOR + 1.420%)	3.999%	5/1/26	3,600,000	3,607,830	(b)(c)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	4.169%	5/1/27	8,750,000	8,756,291	(b)(c)
AMMC CLO XI Ltd., 2012-011A A1R2 (3 mo. USD LIBOR + 1.010%)	3.593%	4/30/31	1,020,000	1,007,999	(b)(c)
AMMC CLO XII Ltd., 2013-012A AR (3 mo. USD LIBOR + 1.200%)	3.745%	11/10/30	6,745,000	6,719,706	(b)(c)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	3.439%	7/25/32	410,878	409,990	(b)
Apidos CLO XXII, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	4.092%	10/20/27	5,000,000	5,011,115	(b)(c)
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	12,530,000	12,692,900	(c)
Ares LII CLO Ltd., 2019-52A B (3 mo. USD LIBOR + 1.850%)	4.459%	4/22/31	5,000,000	4,999,850	(b)(c)
Ares XLIV CLO Ltd., 2017-44A A2 (3 mo. USD LIBOR + 1.350%)	3.947%	10/15/29	4,000,000	3,971,352	(b)(c)
Ares XLVII CLO Ltd., 2018-47A A1 (3 mo. USD LIBOR + 0.920%)	3.517%	4/15/30	9,000,000	8,897,877	(b)(c)
Ares XXXIV CLO Ltd., 2015-2A BR (3 mo. USD LIBOR + 1.500%)	4.082%	7/29/26	1,750,000	1,747,923	(b)(c)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.110%)	2.514%	5/25/36	110,075	41,033	(b)
Avery Point VI CLO Ltd., 2015-7A AR	3.544%	1/15/28	1,980,000	1,980,000	(b)(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	15,000,000	15,479,190	(c)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	3.592%	4/20/31	6,000,000	5,927,430	(b)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	3.379%	12/25/34	5,831,424	5,876,516	(b)
Benefit Street Partners CLO IV Ltd., 2014-IVA A1RR (3 mo. USD LIBOR + 1.250%)	3.842%	1/20/29	7,000,000	6,999,888	(b)(c)

See Notes to Financial Statements.

50	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
BlueMountain CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.330%)	3.927%	4/13/27	$7,000,000	$7,004,893	(b)(c)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	3.704%	11/23/25	6,815,682	6,822,307	(b)(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	4.849%	12/27/39	5,497,830	5,646,394	(b)
California Street CLO IX LP, 2012-09A AR (3 mo. USD LIBOR + 1.450%)	4.051%	10/16/28	750,000	750,000	(b)(c)
California Street CLO IX LP, 2012-9A AR2 (3 mo. USD LIBOR + 1.320%)	3.601%	7/16/32	20,896,000	20,896,000	(c)(l)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	4.292%	4/20/29	7,375,000	7,366,799	(b)(c)
CBAM Ltd., 2017-2A B1 (3 mo. USD LIBOR + 1.750%)	4.338%	10/17/29	8,685,000	8,684,852	(b)(c)
Cedar Funding VI CLO Ltd., 2016-6A AR (3 mo. USD LIBOR + 1.090%)	3.682%	10/20/28	2,000,000	1,998,750	(b)(c)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	10,358,351	10,733,282	(c)
Countrywide Asset-Backed Certificates, 2003-BC3 A2 (1 mo. USD LIBOR + 0.620%)	3.024%	9/25/33	757,237	749,051	(b)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	2.744%	12/25/36	310,179	204,695	(b)(c)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	6.356%	2/3/29	9,831	9,861	(b)(c)
CSMC Trust, 2017-RPL1 M1	3.088%	7/25/57	24,813,700	22,476,622	(b)(c)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	45,185,691	44,834,133	(b)(c)
Cutwater Ltd., 2014-1A A1AR (3 mo. USD LIBOR + 1.250%)	3.847%	7/15/26	3,186,338	3,189,097	(b)(c)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	13,760,000	13,757,859	(c)(l)
Dryden 75 CLO Ltd., 2019-75 AAR (3 mo. USD LIBOR + 1.200%)	3.534%	7/15/30	9,325,000	9,325,000	(b)(c)(l)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	380,000	393,284
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	22,640,000	24,331,912
Fortress Credit BSL VII Ltd., 2019-1A A2 (3 mo. USD LIBOR + 2.000%)	4.326%	7/23/32	7,500,000	7,500,000	(b)(c)(l)
Galaxy CLO Ltd., 2013-15A BR (3 mo. USD LIBOR + 1.600%)	4.197%	10/15/30	12,250,000	12,100,575	(b)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
GSAA Home Equity Trust, 2005-9 2A4 (1 mo. USD LIBOR + 0.430%)	2.834%	8/25/35	$6,500,000	$6,542,599	(b)
Halcyon Loan Advisors Funding Ltd., 2015-2A AR (3 mo. USD LIBOR + 1.080%)	3.660%	7/25/27	8,390,000	8,381,635	(b)(c)
Hertz Vehicle Financing II LP, 2017-1A A	2.960%	10/25/21	25,940,000	26,103,272	(c)
HSI Asset Securitization Corp. Trust, 2006-OPT3 3A3 (1 mo. USD LIBOR + 0.180%)	2.584%	2/25/36	1,058,512	1,058,971	(b)
Jamestown CLO IV Ltd., 2014-4A A2R (3 mo. USD LIBOR + 1.350%)	3.947%	7/15/26	16,900,000	16,920,922	(b)(c)
Jamestown CLO X Ltd., 2017-10A A1 (3 mo. USD LIBOR + 1.250%)	3.838%	7/17/29	2,250,000	2,253,911	(b)(c)
Jamestown CLO X Ltd., 2017-10A A2 (3 mo. USD LIBOR + 1.850%)	4.438%	7/17/29	6,500,000	6,533,514	(b)(c)
KKR CLO 16 Ltd., 16 A1R (3 mo. USD LIBOR + 1.250%)	3.694%	1/20/29	12,250,000	12,263,046	(b)(c)
KKR CLO 16 Ltd., 16 A2R (3 mo. USD LIBOR + 1.800%)	4.244%	1/20/29	5,160,000	5,160,000	(b)(c)
KKR Financial CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.597%	4/15/31	5,345,000	5,280,561	(b)(c)
KKR Financial CLO Ltd., 2017-A (3 mo. USD LIBOR + 1.340%)	3.937%	4/15/29	9,250,000	9,252,914	(b)(c)
LCM Loan Income Fund I Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	3.681%	7/16/31	5,000,000	4,958,475	(b)(c)
LCM XXIV Ltd., 2024A A (3 mo. USD LIBOR + 1.310%)	3.902%	3/20/30	11,490,000	11,519,058	(b)(c)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	2.903%	1/21/31	57,713	56,918	(b)
Long Beach Mortgage Loan Trust, 2004-6 A3 (1 mo. USD LIBOR + 1.300%)	3.704%	11/25/34	664,394	669,826	(b)
Long Beach Mortgage Loan Trust, 2005-2 M4 (1 mo. USD LIBOR + 0.930%)	3.334%	4/25/35	3,269,809	3,296,281	(b)
Magnetite CLO Ltd., 2014-9A A1R (3 mo. USD LIBOR + 1.000%)	3.580%	7/25/26	5,837,531	5,844,811	(b)(c)
Magnetite XVII Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	3.692%	7/20/31	5,000,000	4,974,840	(b)(c)
Magnetite XVIII Ltd., 2016-18A AR (3 mo. USD LIBOR + 1.080%)	3.598%	11/15/28	5,490,000	5,485,970	(b)(c)

See Notes to Financial Statements.

52	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Marathon CLO XIII Ltd., 2019-1A A1BL (3 mo. USD LIBOR + 2.000%)	4.349%	4/15/32	$5,250,000	$5,250,000	(b)(c)
MASTR Asset Backed Securities Trust, 2007-NCW A1 (1 mo. USD LIBOR + 0.300%)	2.704%	5/25/37	5,472,075	5,243,529	(b)(c)
Monroe Capital BSL CLO Ltd., 2015-1A BR (3 mo. USD LIBOR + 1.750%)	4.273%	5/22/27	1,925,000	1,921,735	(b)(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1A	4.250%	2/26/29	5,077,208	5,079,381	(b)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	4.192%	10/20/30	6,800,000	6,730,586	(b)(c)
Navient Student Loan Trust, 2016-6A A3 (1 mo. USD LIBOR + 1.300%)	3.704%	3/25/66	10,000,000	10,208,542	(b)(c)
Nelnet Student Loan Trust, 2007-1 A4 (3 mo. USD LIBOR + 0.110%)	2.631%	8/27/36	24,160,000	22,902,047	(b)
Newark BSL CLO 2 Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.270%)	3.850%	7/25/30	3,060,000	3,057,335	(b)(c)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	3.928%	8/15/29	2,650,000	2,656,895	(b)(c)
RAAC Series Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.290%)	2.694%	5/25/46	13,626,906	13,499,436	(b)(c)
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	6,750,000	7,044,399
Seneca Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.120%)	3.708%	7/17/26	3,774,852	3,778,049	(b)(c)
Shackleton CLO Ltd., 2013-3A AR (3 mo. USD LIBOR + 1.120%)	3.717%	7/15/30	1,000,000	993,243	(b)(c)
SLM Student Loan EDC Repackaging Trust, 2013-M1 M1	3.500%	10/28/29	497,630	493,475	(c)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.730%	3/25/44	27,850,000	26,923,105	(b)
SMB Private Education Loan Trust, 2019-B A2B (1 mo. USD LIBOR + 1.000%)	3.413%	6/15/37	11,440,000	11,456,564	(b)(c)
Sound Point CLO XX Ltd., 2018-2A A (3 mo. USD LIBOR + 1.100%)	3.686%	7/26/31	725,000	717,622	(b)(c)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	3.204%	2/25/34	5,758,080	5,792,803	(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2004- 6XS A5B	6.050%	3/25/34	484,074	498,607

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Symphony CLO XIX Ltd., 2018-19A A (3 mo. USD LIBOR + 0.960%)	3.561%	4/16/31	$4,750,000	$4,688,112	(b)(c)
Symphony CLO XVIII Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	4.392%	1/23/28	3,100,000	3,096,900	(b)(c)
TCI-Flatiron CLO Ltd., 2016-1A AR (3 mo. USD LIBOR + 1.220%)	3.808%	7/17/28	7,500,000	7,504,500	(b)(c)
TCI-Symphony CLO Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.650%)	4.247%	10/13/29	5,500,000	5,474,161	(b)(c)
TCW CLO AMR Ltd., 2019-1A A (3 mo. USD LIBOR + 1.440%)	4.119%	2/15/29	6,060,000	6,075,489	(b)(c)
Towd Point Mortgage Trust, 2017-1 A1	2.750%	10/25/56	11,358,919	11,432,357	(b)(c)
Tralee CLO V Ltd., 2018-5A B (3 mo. USD LIBOR + 1.700%)	4.292%	10/20/28	6,110,000	6,057,057	(b)(c)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	4,330,000	4,446,382
Venture 37 CLO Ltd., 2019-37A A1N (3 mo. USD LIBOR + 1.390%)	3.773%	7/15/32	2,200,000	2,200,000	(b)(c)
Venture XXIV CLO Ltd., 2016-24A A1D (3 mo. USD LIBOR + 1.420%)	4.012%	10/20/28	2,750,000	2,753,091	(b)(c)
Venture XXVIII CLO, 2017-28RR A1 (3 mo. USD LIBOR + 1.280%)	2.686%	7/22/30	7,421,053	7,413,758	(b)(c)
Venture XXVIII CLO, 2017-28RR A2 (3 mo. USD LIBOR + 1.110%)	2.716%	7/22/30	11,042,948	10,941,309	(b)(c)
Venture XXX CLO Ltd., 2017-30A B (3 mo. USD LIBOR + 1.600%)	4.197%	1/15/31	4,850,000	4,780,349	(b)(c)
Voya CLO Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.540%)	4.132%	7/19/28	2,880,000	2,889,985	(b)(c)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	4.307%	6/7/30	7,900,000	7,873,511	(b)(c)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	3.747%	10/15/31	6,750,000	6,715,589	(b)(c)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.250%)	3.847%	10/15/31	7,260,000	7,222,459	(b)(c)
ZAIS CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	5,192,228	5,183,329	(c)
ZAIS CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	4.127%	10/15/28	8,400,000	8,421,344	(b)(c)
Total Asset-Backed Securities (Cost — $683,601,288)				688,876,815
Sovereign Bonds — 4.6%
Brazil — 0.0%
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	6,890,000	6,832,365

See Notes to Financial Statements.

54	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Colombia — 0.5%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	$9,100,000	$9,502,675
Colombia Government International Bond, Senior Notes	4.500%	3/15/29	6,310,000	6,899,985
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	14,710,000	17,440,544
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	1,640,000	1,813,840
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	24,680,000	28,030,557
Total Colombia				63,687,601
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	8,150,000	8,175,524	(c)
Indonesia — 0.5%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	290,000	297,149	(j)
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	1,190,000	1,237,563	(j)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	5,726,000	5,882,100	(j)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	280,000	287,633	(c)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	340,000	373,595	(j)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	911,000	1,022,576	(c)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	21,280,000	22,035,095	(c)
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	3,420,000	3,623,908	(j)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	8,320,000	9,389,237	(c)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,020,000	3,408,112	(j)
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	6,960,000	8,048,657	(c)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	2,320,000	2,512,213	(c)
Total Indonesia				58,117,838

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	$16,930,000	$19,536,915	(c)
Kuwait — 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	10,890,000	11,610,483	(c)
Mexico — 0.8%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	4,854,000	5,068,911
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	10,660,000	10,937,160
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	112,000	133,952
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	57,030,000	59,667,637
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	14,900,000	15,280,099
Total Mexico				91,087,759
Panama — 0.3%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	12,000,000	16,380,120
Panama Government International Bond, Senior Notes	4.500%	5/15/47	17,600,000	19,927,776
Total Panama				36,307,896
Peru — 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	11,690,000	16,541,467
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	11,734,000	16,193,037
Total Peru				32,734,504
Poland — 0.3%
Republic of Poland Government International Bond, Senior Notes	5.000%	3/23/22	6,420,000	6,905,243
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	26,190,000	28,232,610
Total Poland				35,137,853
Qatar — 0.5%
Qatar Government International Bond, Senior Notes	3.875%	4/23/23	17,370,000	18,239,594	(j)
Qatar Government International Bond, Senior Notes	3.250%	6/2/26	1,420,000	1,463,103	(j)

See Notes to Financial Statements.

56	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Qatar — continued
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	$9,270,000	$10,006,010	(c)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	23,500,000	26,991,983	(c)
Total Qatar				56,700,690
Russia — 0.4%
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	45,600,000	53,578,176	(j)
Saudi Arabia — 0.0%
Saudi Government International Bond, Senior Notes	2.875%	3/4/23	3,270,000	3,312,919	(c)
United Arab Emirates — 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	27,190,000	27,429,408	(c)
Uruguay — 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	24,760,000	26,846,030
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	16,620,000	18,739,216
Total Uruguay				45,585,246
Total Sovereign Bonds (Cost — $510,159,863)				549,835,177
U.S. Treasury Inflation Protected Securities — 1.7%
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	33,322,331	37,855,877
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	34,911,206	34,576,597
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	31,363,071	32,899,319
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	96,375,695	102,035,814
Total U.S. Treasury Inflation Protected Securities (Cost — $195,646,941)				207,367,607
Municipal Bonds — 0.1%
Illinois — 0.1%
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	5,380,000	5,820,676
Ohio — 0.0%
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	150,000	238,024
Total Municipal Bonds (Cost — $5,590,022)				6,058,700

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Security	Expiration Date	Contracts	Notional Amount	Value
Purchased Options — 0.0%
Exchange-Traded Purchased Options — 0.0%
U.S. Treasury 2-Year Notes Futures, Put @ $106.13	7/26/19	9,595	$19,190,000	$0	(h)
U.S. Treasury 5-Year Notes Futures, Put @ $111.75	7/26/19	13,264	13,264,000	0	(h)
U.S. Treasury 5-Year Notes Futures, Put @ $113.75	7/26/19	4,104	4,104,000	32,065
U.S. Treasury 5-Year Notes Futures, Put @ $114.25	7/26/19	1,353	1,353,000	10,571
U.S. Treasury 5-Year Notes Futures, Put @ $114.50	7/26/19	1,353	1,353,000	10,571
U.S. Treasury 5-Year Notes Futures, Put @ $113.75	8/23/19	31	31,000	727
U.S. Treasury 10-Year Notes Futures, Call @ $127.75	7/26/19	341	341,000	255,750
U.S. Treasury 10-Year Notes Futures, Call @ $128.00	7/26/19	174	174,000	106,031
U.S. Treasury 10-Year Notes Futures, Call @ $134.50	7/26/19	10,198	10,198,000	0	(h)
U.S. Treasury 10-Year Notes Futures, Call @ $138.50	7/26/19	956	956,000	0	(h)
U.S. Treasury 10-Year Notes Futures, Put @ $128.00	7/26/19	85	85,000	54,453
U.S. Treasury Long-Term Bonds Futures, Call @ $155.50	7/26/19	43	43,000	54,422
U.S. Treasury Long-Term Bonds Futures, Put @ $155.50	7/26/19	85	85,000	99,609
Total Purchased Options (Cost — $1,708,269)				624,199
Total Investments before Short-Term Investments (Cost — $11,433,389,712)				11,784,047,711

	Rate	Maturity Date	Face Amount
Short-Term Investments — 8.5%
Commercial Paper — 2.3%
BNG Bank NV	2.720%	7/16/19	67,240,000	67,160,959	(m)(n)
Standard Chartered Bank	2.634%	7/24/19	103,590,000	103,413,062	(m)(n)
Toronto-Dominion Bank	2.668%	7/25/19	103,730,000	103,543,131	(m)(n)
Total Commercial Paper (Cost — $274,144,902)				274,117,152

See Notes to Financial Statements.

58	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — 1.0%
Sumitomo Mitsui Trust NY (Cost — $116,050,000)	2.540%	7/29/19	$116,050,000	$116,067,758

			Shares
Money Market Funds — 5.2%
Western Asset Government Cash Management Portfolio LLC (Cost — $623,301,234)	2.320%		623,301,234	623,301,234	(o)
Total Short-Term Investments (Cost — $1,013,496,136)				1,013,486,144
Total Investments — 107.4% (Cost — $12,446,885,848)				12,797,533,855
Liabilities in Excess of Other Assets — (7.4)%				(878,251,588)
Total Net Assets — 100.0%				$11,919,282,267

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

*	Non-income producing security.

(a)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2019, the Fund held TBA securities with a total cost of $836,989,577.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	The coupon payment on these securities is currently in default as of June 30, 2019.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(g)	Security is valued using significant unobservable inputs (Note 1).

(h)	Value is less than $1.

(i)	The maturity principal is currently in default as of June 30, 2019.

(j)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Securities traded on a when-issued or delayed delivery basis.

(m)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(n)	Rate shown represents yield-to-maturity.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At June 30, 2019, the total market value of investments in Affiliated Companies was $623,301,234 and the cost was $623,301,234 (Note 8).

See Notes to Financial Statements.

60	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Abbreviations used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARM	— Adjustable Rate Mortgage

CAS	— Connecticut Avenue Securities

CMT	— Constant Maturity Treasury

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	7/26/19	$118.00	484	$484,000	$(234,437)
U.S. Treasury 5-Year Notes Futures, Call	7/26/19	118.25	531	531,000	(194,977)
U.S. Treasury 5-Year Notes Futures, Call	7/26/19	118.50	528	528,000	(140,250)
U.S. Treasury 5-Year Notes Futures, Call	7/26/19	118.75	621	621,000	(116,438)
U.S. Treasury 5-Year Notes Futures, Call	8/23/19	119.00	440	440,000	(113,438)
U.S. Treasury 5-Year Notes Futures, Put	7/26/19	117.00	1,054	1,054,000	(65,875)
U.S. Treasury 5-Year Notes Futures, Put	7/26/19	117.25	1,324	1,324,000	(124,125)
U.S. Treasury 5-Year Notes Futures, Put	7/26/19	117.50	527	527,000	(78,227)
U.S. Treasury 5-Year Notes Futures, Put	7/26/19	117.75	264	264,000	(59,813)
U.S. Treasury 5-Year Notes Futures, Put	8/23/19	116.00	684	684,000	(37,407)
U.S. Treasury 5-Year Notes Futures, Put	8/23/19	117.25	1,402	1,402,000	(284,781)
U.S. Treasury 10-Year Notes Futures, Call	7/5/19	128.25	85	85,000	(22,578)
U.S. Treasury 10-Year Notes Futures, Call	7/26/19	127.50	21	21,000	(18,703)
U.S. Treasury 10-Year Notes Futures, Call	7/26/19	128.50	128	128,000	(52,000)
U.S. Treasury 10-Year Notes Futures, Call	7/26/19	128.75	256	256,000	(84,000)
U.S. Treasury 10-Year Notes Futures, Call	7/26/19	129.00	1,021	1,021,000	(271,203)
U.S. Treasury 10-Year Notes Futures, Call	7/26/19	129.50	151	151,000	(23,594)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	126.00	412	412,000	(901,250)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	127.00	332	332,000	(472,062)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	127.50	330	330,000	(371,250)
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	129.00	612	612,000	(296,437)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 10-Year Notes Futures, Call	8/23/19	$131.00	425	$425,000	$(66,406)
U.S. Treasury 10-Year Notes Futures, Put	7/26/19	125.00	170	170,000	(5,313)
U.S. Treasury 10-Year Notes Futures, Put	7/26/19	126.00	635	635,000	(49,609)
U.S. Treasury 10-Year Notes Futures, Put	7/26/19	126.50	552	552,000	(77,625)
U.S. Treasury 10-Year Notes Futures, Put	7/26/19	127.00	724	724,000	(181,000)
U.S. Treasury 10-Year Notes Futures, Put	7/26/19	127.25	170	170,000	(55,781)
U.S. Treasury 10-Year Notes Futures, Put	7/26/19	127.50	30	30,000	(12,656)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	123.50	352	352,000	(22,000)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	124.00	62	62,000	(3,875)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	125.00	484	484,000	(52,938)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	125.50	189	189,000	(26,578)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	126.00	595	595,000	(130,156)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	126.50	4,567	4,567,000	(1,427,187)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	127.00	4,527	4,527,000	(2,051,297)
U.S. Treasury 10-Year Notes Futures, Put	8/23/19	127.50	255	255,000	(167,344)
U.S. Treasury Long-Term Bonds Futures, Call	7/26/19	154.00	254	254,000	(547,687)
U.S. Treasury Long-Term Bonds Futures, Call	7/26/19	155.00	84	84,000	(128,625)
U.S. Treasury Long-Term Bonds Futures, Call	7/26/19	156.00	547	547,000	(564,094)
U.S. Treasury Long-Term Bonds Futures, Call	7/26/19	158.00	85	85,000	(34,531)
U.S. Treasury Long-Term Bonds Futures, Call	8/23/19	153.00	123	123,000	(409,359)
U.S. Treasury Long-Term Bonds Futures, Call	8/23/19	156.00	256	256,000	(404,000)
U.S. Treasury Long-Term Bonds Futures, Put	7/26/19	150.00	85	85,000	(6,641)
U.S. Treasury Long-Term Bonds Futures, Put	7/26/19	152.00	169	169,000	(31,688)
U.S. Treasury Long-Term Bonds Futures, Put	7/26/19	153.00	171	171,000	(56,109)
U.S. Treasury Long-Term Bonds Futures, Put	7/26/19	154.00	213	213,000	(119,813)
U.S. Treasury Long-Term Bonds Futures, Put	7/26/19	155.00	128	128,000	(120,000)

See Notes to Financial Statements.

62	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

Schedule of Written Options (cont’d)
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury Long-Term Bonds Futures, Put	8/23/19	$151.00	127	$127,000	$(45,641)
U.S. Treasury Long-Term Bonds Futures, Put	8/23/19	153.00	128	128,000	(94,000)
Total Exchange-Traded Written Options (Premiums received — $12,646,608)					$(10,854,798)

At June 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	6,560	12/19	$1,596,738,165	$1,608,676,000	$11,937,835
90-Day Eurodollar	170	3/20	41,520,681	41,773,250	252,569
90-Day Eurodollar	1,400	6/20	342,379,121	344,330,000	1,950,879
U.S. Treasury 2-Year Notes	12,508	9/19	2,675,820,086	2,691,467,531	15,647,445
U.S. Treasury 5-Year Notes	17,274	9/19	2,015,632,421	2,041,031,063	25,398,642
U.S. Treasury Ultra Long-Term Bonds	5,161	9/19	882,609,372	916,400,062	33,790,690
					88,978,060
Contracts to Sell:
30-Day Federal Funds	1,842	7/19	749,405,136	749,408,573	(3,437)
30-Day Federal Funds	821	8/19	334,966,735	335,114,536	(147,801)
30-Day Federal Funds	2,280	1/20	930,195,495	934,352,242	(4,156,747)
90-Day Eurodollar	422	7/19	103,069,976	103,147,350	(77,374)
90-Day Eurodollar	2,804	6/21	687,199,712	690,064,400	(2,864,688)
U.S. Treasury 10-Year Notes	13,827	9/19	1,742,332,135	1,769,423,906	(27,091,771)
U.S. Treasury Long- Term Bonds	3,508	9/19	532,870,945	545,822,875	(12,951,930)
U.S. Treasury Ultra 10-Year Notes	263	9/19	35,772,968	36,326,875	(553,907)
					(47,847,655)
Net unrealized appreciation on open futures contracts					$41,130,405

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	63

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

At June 30, 2019, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2019[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co. (Berkshire Hathaway Inc., 2.750%, due 3/15/ 23)	$7,100,000	3/20/24	0.405%	1.000% quarterly	$191,886	$(71,695)	$263,581

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Banc of America Securities LLC (PrimeX.FRM.1)	$915,669	7/25/36	4.420% monthly	$91,485	$56,648	$34,837	(a)(b)

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$83,080,000	9/28/19	3-Month LIBOR quarterly	1.705% semi-annually	—	$(143,199)
162,570,000	10/17/19	3-Month LIBOR quarterly	1.138% semi-annually	—	(594,234)
214,280,000	6/14/20	3-Month LIBOR quarterly	1.671% semi-annually	$(19,665)	(732,886)
356,370,000	6/15/21	Daily U.S. Federal Funds Intraday Effective Rate annually	1.800% annually	36,823	1,939,975
613,385,000	4/26/22	3-Month LIBOR quarterly	2.250% semi-annually	133,182	3,689,015
397,690,000	6/15/22	3-Month LIBOR quarterly	1.850% semi-annually	(161,742)	1,365,881
624,889,000	4/26/23	2.300% semi-annually	3-Month LIBOR quarterly	42,168	(3,588,284)
266,352,000	12/31/25	2.250% semi-annually	3-Month LIBOR quarterly	1,394,686	(8,502,614)

See Notes to Financial Statements.

64	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset Core Bond Fund

	CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$595,051,000	1/31/26	2.500% semi-annually	3-Month LIBOR quarterly	$(7,833,579)	$(17,416,331)
	169,407,000	4/30/26	1.850% semi-annually	3-Month LIBOR quarterly	271,744	(711,811)
	368,145,000	4/30/26	1.550% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	452,273	(46,427)
	169,776,000	2/15/36	3-Month LIBOR quarterly	3.000% semi-annually	95,115	20,565,255
	129,015,000	2/15/44	3.330% semi-annually	3-Month LIBOR quarterly	(5,599)	(28,114,084)
	112,628,000	5/15/44	2.875% semi-annually	3-Month LIBOR quarterly	466,970	(15,051,446)
	125,948,000	5/15/44	3.000% semi-annually	3-Month LIBOR quarterly	98,182	(19,522,086)
	145,044,000	8/15/44	2.750% semi-annually	3-Month LIBOR quarterly	(732,681)	(14,571,638)
Total	$4,533,630,000				$(5,762,123)	$(81,434,914)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.32 Index	$2,132,986,234	6/20/24	1.000% quarterly	$46,066,104	$32,797,086	$13,269,018
Markit CDX.NA.IG.32 Index	41,800,000	6/20/29	1.000% quarterly	(84,979)	(461,381)	376,402
Total	$2,174,786,234			$45,981,125	$32,335,705	$13,645,420

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	65

Schedule of investments (unaudited) (cont’d)

June 30, 2019

Western Asset Core Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

See Notes to Financial Statements.

66	Western Asset Core Bond Fund 2019 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments in unaffiliated securities, at value (Cost — $11,823,584,614)	$12,174,232,621
Investments in affiliated securities, at value (Cost — $623,301,234)	623,301,234
Cash	20,665,775
Receivable for securities sold	74,616,640
Interest receivable	72,063,046
Deposits with brokers for centrally cleared swap contracts	64,360,274
Receivable for Fund shares sold	32,569,934
Deposits with brokers for open futures contracts and exchange-traded options	28,182,885
Receivable from broker — variation margin on centrally cleared swap contracts	4,388,378
OTC swaps, at value (premiums received — $(15,047))	283,371
Receivable for open OTC swap contracts	6,578
Other assets	1,487
Other receivables	3,662
Prepaid expenses	242,570
Total Assets	13,094,918,455

Liabilities:
Payable for securities purchased	1,142,507,786
Payable for Fund shares repurchased	13,306,142
Written options, at value (premiums received — $12,646,608)	10,854,798
Investment management fee payable	3,482,294
Distributions payable	2,534,434
Payable to broker — variation margin on open futures contracts	1,498,957
Service and/or distribution fees payable	172,148
Directors’ fees payable	52,600
Accrued expenses	1,227,029
Total Liabilities	1,175,636,188
Total Net Assets	$11,919,282,267

Net Assets:
Par value (Note 7)	$923,312
Paid-in capital in excess of par value	11,645,930,485
Total distributable earnings (loss)	272,428,470
Total Net Assets	$11,919,282,267

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	67

Statement of assets and liabilities (unaudited) (cont’d)

June 30, 2019

Net Assets:
Class A	$369,076,766
Class C	$55,010,814
Class C1	$8,240,217
Class FI	$197,230,404
Class R	$23,203,124
Class I	$6,636,295,866
Class IS	$4,630,225,076

Shares Outstanding:
Class A	28,607,765
Class C	4,263,381
Class C1	638,180
Class FI	15,278,439
Class R	1,796,683
Class I	514,347,602
Class IS	358,379,807

Net Asset Value:
Class A (and redemption price)	$12.90
Class C*	$12.90
Class C1*	$12.91
Class FI (and redemption price)	$12.91
Class R (and redemption price)	$12.91
Class I (and redemption price)	$12.90
Class IS (and redemption price)	$12.92
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$13.47

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

68	Western Asset Core Bond Fund 2019 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Interest from unaffiliated investments	$182,366,350
Interest from affiliated investments	6,105,837
Less: Foreign taxes withheld	(154,327)
Total Investment Income	188,317,860

Expenses:
Investment management fee (Note 2)	20,815,037
Transfer agent fees (Note 5)	3,498,244
Service and/or distribution fees (Notes 2 and 5)	961,959
Registration fees	159,450
Directors’ fees	154,774
Legal fees	152,349
Fund accounting fees	84,495
Insurance	49,881
Audit and tax fees	35,871
Commitment fees (Note 9)	33,021
Shareholder reports	28,054
Custody fees	15,131
Fees recaptured by investment manager (Note 2)	947
Interest expense	135
Miscellaneous expenses	58,832
Total Expenses	26,048,180
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(2,135,910)
Net Expenses	23,912,270
Net Investment Income	164,405,590

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	32,460,530
Futures contracts	(43,870,256)
Written options	24,078,570
Swap contracts	16,785,475
Net Realized Gain	29,454,319
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	520,406,145
Futures contracts	58,960,964
Written options	6,547,015
Swap contracts	(36,834,332)
Change in Net Unrealized Appreciation (Depreciation)	549,079,792
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	578,534,111
Increase in Net Assets From Operations	$742,939,701

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	69

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$164,405,590	$270,455,859
Net realized gain (loss)	29,454,319	(23,628,235)
Change in net unrealized appreciation (depreciation)	549,079,792	(320,304,305)
Increase (Decrease) in Net Assets From Operations	742,939,701	(73,476,681)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(166,719,162)	(275,510,903)
Decrease in Net Assets From Distributions to Shareholders	(166,719,162)	(275,510,903)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	3,288,480,268	3,328,206,011
Reinvestment of distributions	152,716,767	255,169,727
Cost of shares repurchased	(1,520,474,546)	(3,251,569,568)
Increase in Net Assets From Fund Share Transactions	1,920,722,489	331,806,170
Increase (Decrease) in Net Assets	2,496,943,028	(17,181,414)

Net Assets:
Beginning of period	9,422,339,239	9,439,520,653
End of period	$11,919,282,267	$9,422,339,239

See Notes to Financial Statements.

70	Western Asset Core Bond Fund 2019 Semi-Annual Report

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.21	$12.66	$12.32	$12.13	$12.31	$11.81

Income (loss) from operations:
Net investment income	0.18	0.30	0.24	0.25	0.26	0.31
Net realized and unrealized gain (loss)	0.69	(0.44)	0.35	0.20	(0.17)	0.51
Total income (loss) from operations	0.87	(0.14)	0.59	0.45	0.09	0.82

Less distributions from:
Net investment income	(0.18)	(0.31)	(0.25)	(0.26)	(0.27)	(0.32)
Total distributions	(0.18)	(0.31)	(0.25)	(0.26)	(0.27)	(0.32)

Net asset value, end of period	$12.90	$12.21	$12.66	$12.32	$12.13	$12.31
Total return[3]	7.07%	(0.99)%	4.82%	3.72%	0.75%	7.02%

Net assets, end of period (millions)	$369	$320	$419	$422	$329	$164

Ratios to average net assets:
Gross expenses	0.84%[4,5]	0.84%[4]	0.86%[4]	0.85%[4]	0.91%	0.82%
Net expenses[6]	0.82 [4,5,7]	0.82 [4,7]	0.82 [4,7]	0.83 [4,7]	0.90 [7]	0.82
Net investment income	2.83 [5]	2.48	1.95	2.03	2.14	2.50

Portfolio turnover rate[8]	87%	115%	102%	81%	85%	93%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent. Prior to May 1, 2016, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class A shares did not exceed 0.90%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 137% for the six months ended June 30, 2019, 380%, 363%, 204%, 237% and 318% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	71

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.22	$12.67	$12.33	$12.14	$12.32	$11.81

Income (loss) from operations:
Net investment income	0.13	0.22	0.15	0.16	0.18	0.20
Net realized and unrealized gain (loss)	0.69	(0.44)	0.35	0.21	(0.17)	0.54
Total income (loss) from operations	0.82	(0.22)	0.50	0.37	0.01	0.74

Less distributions from:
Net investment income	(0.14)	(0.23)	(0.16)	(0.18)	(0.19)	(0.23)
Total distributions	(0.14)	(0.23)	(0.16)	(0.18)	(0.19)	(0.23)

Net asset value, end of period	$12.90	$12.22	$12.67	$12.33	$12.14	$12.32
Total return[3]	6.71%	(1.76)%	4.08%	3.01%	0.09%	6.26%

Net assets, end of period (000s)	$55,011	$46,145	$54,052	$56,994	$25,344	$11,177

Ratios to average net assets:
Gross expenses	1.52%[4]	1.53%	1.53%	1.52%	1.56%[5]	1.69%[5]
Net expenses[6]	1.52 [4]	1.52 [7]	1.53	1.52	1.56 [5]	1.65 [5,7]
Net investment income	2.13 [4]	1.78	1.23	1.31	1.50	1.68

Portfolio turnover rate[8]	87%	115%	102%	81%	85%	93%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 137% for the six months ended June 30, 2019, 380%, 363%, 204%, 237% and 318% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

72	Western Asset Core Bond Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.22	$12.67	$12.33	$12.14	$12.32	$11.82

Income (loss) from operations:
Net investment income	0.15	0.26	0.19	0.21	0.22	0.25
Net realized and unrealized gain (loss)	0.69	(0.44)	0.35	0.19	(0.16)	0.52
Total income (loss) from operations	0.84	(0.18)	0.54	0.40	0.06	0.77

Less distributions from:
Net investment income	(0.15)	(0.27)	(0.20)	(0.21)	(0.24)	(0.27)
Total distributions	(0.15)	(0.27)	(0.20)	(0.21)	(0.24)	(0.27)

Net asset value, end of period	$12.91	$12.22	$12.67	$12.33	$12.14	$12.32
Total return[3]	6.95%	(1.43)%	4.39%	3.31%	0.44%	6.56%

Net assets, end of period (000s)	$8,240	$12,024	$14,844	$17,523	$20,219	$22,621

Ratios to average net assets:
Gross expenses	1.21%[4]	1.19%	1.23%	1.23%	1.22%	1.28%
Net expenses[5]	1.21 [4]	1.19 [6]	1.23 [6]	1.23	1.22	1.28
Net investment income	2.42 [4]	2.11	1.53	1.65	1.82	2.09

Portfolio turnover rate[7]	87%	115%	102%	81%	85%	93%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 137% for the six months ended June 30, 2019, 380%, 363%, 204%, 237% and 318% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2019 Semi-Annual Report	73

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.22	$12.67	$12.33	$12.14	$12.32	$11.82

Income (loss) from operations:
Net investment income	0.18	0.31	0.25	0.26	0.27	0.32
Net realized and unrealized gain (loss)	0.69	(0.45)	0.34	0.20	(0.16)	0.51
Total income (loss) from operations	0.87	(0.14)	0.59	0.46	0.11	0.83

Less distributions from:
Net investment income	(0.18)	(0.31)	(0.25)	(0.27)	(0.29)	(0.33)
Total distributions	(0.18)	(0.31)	(0.25)	(0.27)	(0.29)	(0.33)

Net asset value, end of period	$12.91	$12.22	$12.67	$12.33	$12.14	$12.32
Total return[3]	7.16%	(1.06)%	4.83%	3.74%	0.84%	7.10%

Net assets, end of period (millions)	$197	$181	$245	$177	$232	$213

Ratios to average net assets:
Gross expenses	0.81%[4]	0.81%	0.81%	0.81%[5]	0.82%[5]	0.81%[5]
Net expenses[6]	0.81 [4,7]	0.81 [7]	0.81 [7]	0.81 [5]	0.82 [5]	0.80 [5,7]
Net investment income	2.84 [4]	2.49	1.96	2.08	2.22	2.61

Portfolio turnover rate[8]	87%	115%	102%	81%	85%	93%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent. Prior to May 1, 2014, the manager voluntarily waived fees and/or reimbursed operating expenses so that total annual fund operating expenses did not exceed 0.79%. This expense limitation did not include interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 137% for the six months ended June 30, 2019, 380%, 363%, 204%, 237% and 318% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

74	Western Asset Core Bond Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.23	$12.68	$12.33	$12.14	$12.32	$11.82

Income (loss) from operations:
Net investment income	0.16	0.26	0.20	0.21	0.24	0.27
Net realized and unrealized gain (loss)	0.68	(0.44)	0.36	0.20	(0.18)	0.52
Total income (loss) from operations	0.84	(0.18)	0.56	0.41	0.06	0.79

Less distributions from:
Net investment income	(0.16)	(0.27)	(0.21)	(0.22)	(0.24)	(0.29)
Total distributions	(0.16)	(0.27)	(0.21)	(0.22)	(0.24)	(0.29)

Net asset value, end of period	$12.91	$12.23	$12.68	$12.33	$12.14	$12.32
Total return[3]	6.90%	(1.39)%	4.56%	3.41%	0.51%	6.70%

Net assets, end of period (000s)	$23,203	$24,268	$28,847	$20,357	$6,790	$2,703

Ratios to average net assets:
Gross expenses	1.14%[4]	1.14%[5]	1.16%	1.14%[5]	1.18%[5]	1.34%[5]
Net expenses[6]	1.14 [4]	1.14 [5,7]	1.15 [7]	1.14 [5]	1.15 [5,7]	1.15 [5,7]
Net investment income	2.50 [4]	2.16	1.63	1.69	1.92	2.22

Portfolio turnover rate[8]	87%	115%	102%	81%	85%	93%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 137% for the six months ended June 30, 2019, 380%, 363%, 204%, 237% and 318% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

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Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.21	$12.66	$12.32	$12.13	$12.31	$11.81

Income (loss) from operations:
Net investment income	0.20	0.35	0.29	0.30	0.32	0.35
Net realized and unrealized gain (loss)	0.69	(0.44)	0.35	0.20	(0.17)	0.51
Total income (loss) from operations	0.89	(0.09)	0.64	0.50	0.15	0.86

Less distributions from:
Net investment income	(0.20)	(0.36)	(0.30)	(0.31)	(0.33)	(0.36)
Total distributions	(0.20)	(0.36)	(0.30)	(0.31)	(0.33)	(0.36)

Net asset value, end of period	$12.90	$12.21	$12.66	$12.32	$12.13	$12.31
Total return[3]	7.27%	(0.63)%	5.21%	4.12%	1.21%	7.38%

Net assets, end of period (millions)	$6,636	$5,354	$5,627	$4,723	$2,384	$1,746

Ratios to average net assets:
Gross expenses	0.52%[4,5]	0.53%	0.55%	0.54%	0.54%	0.52%
Net expenses[6,7]	0.45 [4,5]	0.45	0.45	0.45	0.45	0.51
Net investment income	3.20 [4]	2.86	2.32	2.40	2.61	2.86

Portfolio turnover rate[8]	87%	115%	102%	81%	85%	93%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 137% for the six months ended June 30, 2019, 380%, 363%, 204%, 237% and 318% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

76	Western Asset Core Bond Fund 2019 Semi-Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$12.23	$12.68	$12.34	$12.15	$12.33	$11.82

Income (loss) from operations:
Net investment income	0.20	0.36	0.30	0.31	0.32	0.36
Net realized and unrealized gain (loss)	0.69	(0.45)	0.34	0.19	(0.17)	0.52
Total income (loss) from operations	0.89	(0.09)	0.64	0.50	0.15	0.88

Less distributions from:
Net investment income	(0.20)	(0.36)	(0.30)	(0.31)	(0.33)	(0.37)
Total distributions	(0.20)	(0.36)	(0.30)	(0.31)	(0.33)	(0.37)

Net asset value, end of period	$12.92	$12.23	$12.68	$12.34	$12.15	$12.33
Total return[3]	7.36%	(0.68)%	5.23%	4.14%	1.22%	7.53%

Net assets, end of period (millions)	$4,630	$3,485	$3,051	$1,997	$1,734	$1,318

Ratios to average net assets:
Gross expenses	0.42%[4,5]	0.42%[5]	0.44%	0.43%	0.44%[5]	0.45%[5]
Net expenses[6]	0.42 [4,5,7]	0.42 [5,7]	0.42 [7]	0.43	0.44 [5]	0.45 [5,7]
Net investment income	3.24 [4]	2.91	2.35	2.44	2.61	2.92

Portfolio turnover rate[8]	87%	115%	102%	81%	85%	93%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent. Prior to March 31, 2017, as a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 137% for the six months ended June 30, 2019, 380%, 363%, 204%, 237% and 318% for the years ended December 31, 2018, 2017, 2016, 2015 and 2014, respectively.

See Notes to Financial Statements.

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Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

78	Western Asset Core Bond Fund 2019 Semi-Annual Report

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

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Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-term investments†:
Mortgage-backed securities	—	$4,212,605,414	—		$4,212,605,414
Corporate bonds & notes:
Financials	—	1,202,926,376	$0	*	1,202,926,376
Other corporate bonds & notes	—	2,191,794,563	—		2,191,794,563
U.S. government & agency obligations	—	1,559,237,874	—		1,559,237,874
Collateralized mortgage obligations	—	1,164,720,986	—		1,164,720,986
Asset-backed securities	—	688,876,815	—		688,876,815
Sovereign bonds	—	549,835,177	—		549,835,177
U.S. treasury inflation protected securities	—	207,367,607	—		207,367,607
Municipal bonds	—	6,058,700	—		6,058,700
Purchased options	$624,199	—	—		624,199
Total long-term investments	624,199	11,783,423,512	0	*	11,784,047,711
Short-term investments†:
Commercial paper	—	274,117,152	—		274,117,152
Certificates of deposit	—	116,067,758	—		116,067,758
Money market funds	—	623,301,234	—		623,301,234
Total short-term investments	—	1,013,486,144	—		1,013,486,144
Total investments	$624,199	$12,796,909,656	$0	*	$12,797,533,855

80	Western Asset Core Bond Fund 2019 Semi-Annual Report

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Futures contracts	$88,978,060	—	—	$88,978,060
OTC credit default swaps on corporate issues — sell protection‡	—	$191,886	—	191,886
Centrally cleared interest rate swaps	—	27,560,126	—	27,560,126
Centrally cleared credit default swaps on credit indices — sell protection	—	13,645,420	—	13,645,420
OTC credit default swaps on credit indices — sell protection‡	—	—	$91,485	91,485
Total other financial instruments	$88,978,060	$41,397,432	$91,485	$130,466,977
Total	$89,602,259	$12,838,307,088	$91,485	$12,928,000,832

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$10,854,798	—	—	$10,854,798
Futures contracts	47,847,655	—	—	47,847,655
Centrally cleared interest rate swaps	—	$108,995,040	—	108,995,040
Total	$58,702,453	$108,995,040	—	$167,697,493

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

Western Asset Core Bond Fund 2019 Semi-Annual Report	81

Notes to financial statements (unaudited) (cont’d)

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves

82	Western Asset Core Bond Fund 2019 Semi-Annual Report

risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2019, the total notional value of all credit default swaps to sell protection was $2,182,801,903. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2019, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a

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Notes to financial statements (unaudited) (cont’d)

stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

84	Western Asset Core Bond Fund 2019 Semi-Annual Report

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

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Notes to financial statements (unaudited) (cont’d)

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(i) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities. At June 30, 2019, the

86	Western Asset Core Bond Fund 2019 Semi-Annual Report

Fund held non-cash collateral for TBA securities from Bank of America N.A., Morgan Stanley & Co. Inc. and Nomura Securities International, Inc. in the amount $269,089, $340,465 and $33,238, respectively.

(j) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(k) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(l) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(m) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties

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Notes to financial statements (unaudited) (cont’d)

as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

88	Western Asset Core Bond Fund 2019 Semi-Annual Report

As of June 30, 2019, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

At June 30, 2019, the Fund held non-cash collateral from Bank of America Securities LLC and JPMorgan Chase & Co. in the amounts of $111,545 and $187,415. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(n) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(o) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(p) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(q) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(r) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal

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Notes to financial statements (unaudited) (cont’d)

excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(s) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset London are wholly owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset and Western Asset London monthly all of the management fee that LMPFA receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 0.82%, 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Directors’ consent.

During the six months ended June 30, 2019, fees waived and/or expenses reimbursed amounted to $2,135,910.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of

90	Western Asset Core Bond Fund 2019 Semi-Annual Report

the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2019, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Expires December 31, 2019	$178,791	—	—	—	—	$4,845,787	$296,405
Expires December 31, 2020	80,051	$801	$224	$3,656	$459	4,599,764	119,487
Expires December 31, 2021	38,697	—	—	—	—	2,076,250	20,948
Total fee waivers/expense reimbursements subject to recapture	$297,539	$801	$224	$3,656	$459	$11,521,801	$436,840

For the six months ended June 30, 2019, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class I	Class IS
LMPFA recaptured	$33	$554	$360

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$27,296	—
CDSCs	4,678	$2,572

All officers of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

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Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$697,518,905	$15,386,920,475
Sales	70,567,629	14,372,464,748

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$12,446,885,848	$440,561,609	$(89,913,602)	$350,648,007
Swap contracts	26,558,535	41,503,964	(108,995,040)	(67,491,076)
Written options	(12,646,608)	3,888,898	(2,097,088)	1,791,810
Futures contracts	—	88,978,060	(47,847,655)	41,130,405

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2019.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$624,199	—	$624,199
Futures contracts[3]	88,978,060	—	88,978,060
OTC swap contracts[4]	—	$283,371	283,371
Centrally cleared swap contracts[5]	27,560,126	13,645,420	41,205,546
Total	$117,162,385	$13,928,791	$131,091,176

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$10,854,798
Futures contracts[3]	47,847,655
Centrally cleared swap contracts[5]	108,995,040
Total	$167,697,493

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

92	Western Asset Core Bond Fund 2019 Semi-Annual Report

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(10,708,563)	$(550,672)	$(11,259,235)
Written options	23,510,624	567,946	24,078,570
Futures contracts	(43,870,256)	—	(43,870,256)
Swap contracts	(5,317,990)	22,103,465	16,785,475
Total	$(36,386,185)	$22,120,739	$(14,265,446)

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(893,537)	$(15,551)	$(909,088)
Written options	6,628,265	(81,250)	6,547,015
Futures contracts	58,960,964	—	58,960,964
Swap contracts	(74,218,532)	37,384,200	(36,834,332)
Total	$(9,522,840)	$37,287,399	$27,764,559

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in unaffiliated securities in the Statement of Operations.

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Notes to financial statements (unaudited) (cont’d)

During the six months ended June 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$1,933,728
Written options	7,047,269
Futures contracts (to buy)	9,432,129,548
Futures contracts (to sell)	4,432,891,146

Average Notional Balance
Interest rate swap contracts	$4,085,614,286
Credit default swap contracts (to sell protection)	2,485,184,364

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4]
Banc of America Securities LLC	$91,485	—	$91,485	$(91,485)	—
JPMorgan Chase & Co.	191,886	—	191,886	(187,415)	$4,471
Total	$283,371	—	$283,371	$(278,900)	$4,471

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

94	Western Asset Core Bond Fund 2019 Semi-Annual Report

For the six months ended June 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$397,283		$274,996
Class C	236,853		24,472
Class C1	36,307		4,921
Class FI	231,081	†	130,227
Class R	60,435		26,826
Class I	—		3,002,178
Class IS	—		34,624
Total	$961,959		$3,498,244

†	Amounts shown are exclusive of expense reimbursements. For the six months ended June 30, 2019, the service and/or distribution fees reimbursed amounted to $15 for Class FI shares.

For the six months ended June 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$38,697
Class C	—
Class C1	—
Class FI	15
Class R	—
Class I	2,076,250
Class IS	20,948
Total	$2,135,910

6. Distributions to shareholders by class

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Investment Income:
Class A	$4,566,687	$9,568,454
Class C	515,144	868,696
Class C1	127,854	287,167
Class FI	2,663,439	5,507,728
Class R	307,251	601,313
Class I	94,887,247	160,365,635
Class IS	63,651,540	98,311,910
Total	$166,719,162	$275,510,903

7. Capital shares

At June 30, 2019, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

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Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	9,505,864	$119,710,795	10,333,782	$127,116,241
Shares issued on reinvestment	261,168	3,296,233	601,398	7,378,156
Shares repurchased	(7,355,270)	(91,678,692)	(17,850,535)	(218,780,117)
Net increase (decrease)	2,411,762	$31,328,336	(6,915,355)	$(84,285,720)

Class C
Shares sold	1,078,585	$13,594,755	962,057	$11,802,885
Shares issued on reinvestment	30,607	386,471	54,270	665,756
Shares repurchased	(621,941)	(7,790,242)	(1,506,695)	(18,513,593)
Net increase (decrease)	487,251	$6,190,984	(490,368)	$(6,044,952)
Class C1
Shares sold	1,663	$20,744	12,270	$150,584
Shares issued on reinvestment	9,823	123,751	22,787	279,666
Shares repurchased	(357,040)	(4,492,159)	(222,751)	(2,731,357)
Net decrease	(345,554)	$(4,347,664)	(187,694)	$(2,301,107)

Class FI
Shares sold	2,835,029	$35,570,554	6,356,962	$78,318,493
Shares issued on reinvestment	206,328	2,604,861	438,476	5,382,465
Shares repurchased	(2,571,356)	(32,169,142)	(11,304,135)	(138,624,308)
Net increase (decrease)	470,001	$6,006,273	(4,508,697)	$(54,923,350)

Class R
Shares sold	287,178	$3,598,766	753,920	$9,297,960
Shares issued on reinvestment	14,800	186,871	26,405	323,958
Shares repurchased	(490,291)	(6,177,939)	(1,071,193)	(13,163,177)
Net decrease	(188,313)	$(2,392,302)	(290,868)	$(3,541,259)

Class I
Shares sold	139,493,526	$1,752,052,602	154,477,323	$1,898,943,413
Shares issued on reinvestment	6,719,267	84,808,993	11,874,755	145,634,939
Shares repurchased	(70,196,954)	(879,624,069)	(172,377,829)	(2,110,075,726)
Net increase (decrease)	76,015,839	$957,237,526	(6,025,751)	$(65,497,374)

Class IS
Shares sold	108,393,814	$1,363,932,052	97,703,066	$1,202,576,435
Shares issued on reinvestment	4,848,162	61,309,587	7,779,932	95,504,787
Shares repurchased	(39,774,402)	(498,542,303)	(61,132,778)	(749,681,290)
Net increase	73,467,574	$926,699,336	44,350,220	$548,399,932

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio,

96	Western Asset Core Bond Fund 2019 Semi-Annual Report

LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the six months ended June 30, 2019. The following transactions were effected in shares of such companies for the six months ended June 30, 2019.

	Affiliate Value at December 31, 2018	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$556,786,010	$2,940,515,224	2,940,515,224	$2,874,000,000	2,874,000,000

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2019
Western Asset Government Cash Management Portfolio LLC	—	$6,105,837	—	$623,301,234

9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2019, the Fund incurred a commitment fee in the amount of $33,021. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2019.

10. Deferred capital losses

As of December 31, 2018, the Fund had deferred capital losses of $95,601,487, which have no expiration date, that will be available to offset future taxable capital gains.

Western Asset Core Bond Fund 2019 Semi-Annual Report	97

Notes to financial statements (unaudited) (cont’d)

11. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

98	Western Asset Core Bond Fund 2019 Semi-Annual Report

Western Asset

Core Bond Fund

Directors

Robert Abeles, Jr

Anita L. DeFrantz

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Transfer Agent

BNYMellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Custodian

The Bank of New York Mellon

Independent registered public accounting firm

Pricewaterhouse Coopers LLP

Baltimore, MD

Western Asset Core Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012825 8/19 SR19-3691

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)   The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 27, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 27, 2019